Citigroup Mortgage Loan Trust 2025-RP2 ABS-15G

Exhibit 99.1 - Schedule 3(a)

Loan Level Exception - Final Grades (Loan Grades)

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Edgar Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	2025-RP2-100000	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100001	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,452.38 is underdisclosed from calculated Finance Charge of $165,099.70 in the amount of $647.32.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100002	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXXX is less than AUS Available for Closing of $XXXX. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [3] Miscellaneous - Credit Exception:	Insufficient assets verified Net proceeds from sale of $149,049.96 was used to qualify at origination however, verified $134,049.96. Unable to verify additional $15,000 receipt in proceeds. Net proceeds from sale of $149,049.96 was used to qualify at origination however, verified $134,049.96. Unable to verify addition $15,000 receipt in proceeds. Missing proof of age of dependents to confirm social security benefit from children will continue for at least three years.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Amount Financed. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the APR. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 8,452.08 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Finance Charge. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2626771)
[3] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a '-' in the initial payment stream. (ProjSeq:1/2626771)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Total of Payments. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $85.00 exceeds tolerance of $60.00 plus 10% or $66.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77140)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX020)	Federal Compliance - TRID Final Closing Disclosure Amount Financed: Page 5 of the final closing disclosure was not completed as required.
Federal Compliance - TRID Final Closing Disclosure APR: Page 5 of the final closing disclosure was not completed as required.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Page 5 of the final closing disclosure was not completed as required.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: Escrowed property costs over year 1 does not include the mortgage insurance however it is escrowed
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Page 5 of the final closing disclosure was not completed as required.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The subject loan has mortgage insurance of $108.06 per month that was excluded from page 1 of final closing disclosure.
Federal Compliance - TRID Final Closing Disclosure Partial Payments: Page 4 of the final closing disclosure did not reflect a selection for partial payments
Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: The subject loan has mortgage insurance of $108.06 per month that was excluded from page 1 of final closing disclosure.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Page 5 of the final closing disclosure was not completed as required.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure provided
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Page 4 of Final Closing Disclosure reflects $0.00 for non-escrowed property costs over year 1; the annual HOA dues $1,200.00 was excluded.	REVIEWER - GENERAL COMMENT (2025-04-02): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1841896)
REVIEWER - GENERAL COMMENT (2025-04-02): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a '-' in the initial payment stream. (ProjSeq:1/1841896)	Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100003	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,526.33 exceeds tolerance of $1,510.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Final 1003 was issuedXX/XX/XXXX. However, a PCCP was issuedXX/XX/XXXX which is being calculated as final.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: NO COC or cure provided to the borrower for tolerance coverage.
Federal Compliance - FACTA Disclosure Missing: The file is missing a copy of the FACTA Credit Score Disclosure for the borrower provided within 3 days of origination.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100004	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $495.00 exceeds tolerance of $423.00 plus 10% or $465.30.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Assignment Fee.  Fee Amount of $625.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75234)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations (pg 5) - one of these occurred: 1) Finance Charge is blank; 2) Primary residence refinance and Calculated Finance Charge exceeds disclosed Finance Charge by more than $35; 3) Primary residence purchase or occupancy = Second Home and Calculated Finance Charge exceeds disclosed Finance Charge by more than $100.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure provided.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100005	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100006	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX		REVIEWER - GENERAL COMMENT (2025-04-08): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXX Disaster Declaration Date: XX/XX/XXXX REVIEWER - WAIVED COMMENT (2025-04-08): PDI provided to verify no damage to the subject property.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Property inspected post disaster but pre-FEMA declaration of disaster end date.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100007	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,737.62 is underdisclosed from calculated Finance Charge of $151,784.49 in the amount of $1,046.87.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: File does not contain a lender credit breakdown of line 802 of HUD	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100008	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100009	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXX,XXX is less than the note amount of $XXX,XXX based on the Short Form in file.			1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100010	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Loan contains only the summary page of the XX credit report, the complete credit report is required.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $8,960.00 exceeds tolerance of $4,630.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Transfer Tax Fee on XX/XX/XXXXas not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing executed initial loan applications for all 3 borrowers.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	2025-RP2-100011	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Truth in Lending Act (Early TIL Disclosure): Fees, other than for a credit report, charged before early TIL disclosure received by borrower.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Fees, other than for a credit report, charged before early TIL disclosure received by borrower.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges
Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: The file is missing Settlement Booklet	Federal Compliance - TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100012	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100014	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $292,352.40 is underdisclosed from calculated Finance Charge of $293,903.41 in the amount of $1,551.01.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100015	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100016	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100017	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Missing Document: COVID-19 Attestation not provided			1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): H-9 Form must be used as lender is the same as originating lender.		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100018	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100020	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Income Documentation - Income documentation requirements not met.
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] Application / Processing - Missing Document: Verification of Identification not provided
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing MI Certificate & Verifications need to be dated within 10 days of the Note. Verifications need to be dated within 10 days of the Note	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2051747)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2051748)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXX/11542121)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $746.00 exceeds tolerance of $621.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing Mortgage Insurance Certificate; Discrepancy in MI amount in Final CD, Final 1008 & Final 1003
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Missing Mortgage Insurance Certificate; Discrepancy in MI amount in Final CD, Final 1008 & Final 1003
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing Evidence of Initial Creditor Application Date
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Verifications need to be dated within 10 days of the Note.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Evidence of Initial Creditor Application Date
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Page 1 of the final CD reflected the cure provided prior to closing, in the amount of $125.	REVIEWER - CURED COMMENT (2022-11-11): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100021	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - REO Documents are missing.: Address: XXXX XXXXXXXXXXX Statement [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX XXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing VVOE for co-borrower obtained within 10 business days of the Note.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100022	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing Private Mortgage Insurance Certificate.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2626802)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2626803)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,903.18  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,325.00. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,896.60 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX020)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing Private Mortgage Insurance Certificate. Unable to verify monthly PMI payment.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Missing Private Mortgage Insurance Certificate. Unable to verify monthly PMI payment.
Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit Fee was last disclosed as $-2,325.00 on LE but disclosed as $-1,903.18 on Final Closing Disclosure.  File does not contain a valid COC for this fee, No cure provided at closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to NonQM
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Homeownership Counseling List Timing could not be determined as initial 1003 was not provided.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Missing Private Mortgage Insurance Certificate. Unable to verify monthly PMI payment.	REVIEWER - GENERAL COMMENT (2025-04-04): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2052412)
REVIEWER - GENERAL COMMENT (2025-04-04): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2052413)	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																									Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100023	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX020)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier receipt no tin file.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts in the amount of $641.77.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100024	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $465.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2022-11-10): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	2025-RP2-100025	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXXXX // Account Type: Savings / Account Number: XXXX
[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score OF XXX is less than Guideline representative FICO score OF XXX.
[3] Application / Processing - Missing Document: AUS not provided
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Missing AUS, PMI Cert and additional Bank Statement. Only 1 month bank statements provided. Two months consecutive statements are required. FICO score OF XXX is less than Guideline representative FICO score OF XXX.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2045295)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2045296)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,747.68 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX020)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100026	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,728.50 exceeds tolerance of $3,725.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Taxes increased from Loan Estimate to Final Closing Disclosure without valid changed circumstance. No cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100027	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100028	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXX VVOE - Employment Only
[3] Income Documentation - The verification of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 440.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM. Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: File indicates that there are homeowners Association fees of $35/month that are not Escrowed. Annually this would amount to $420/year. Borrowers final CD figures show An annual amount of $440/year. Unable to Determine due to missing Homeowners Association questionnaire documentation.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100029	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100030	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,278.75 exceeds tolerance of $1,224.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was last disclosed as $1,224.00 on LE but disclosed as $1,278.75 on Final Closing Disclosure. File does not contain a valid COC for this fee, No cure provided at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100031	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,387.00 exceeds tolerance of $822.00 plus 10% or $904.20.  Insufficient or no cure was provided to the borrower. (0)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of the borrower's receipt of the Closing Disclosure at least three (3) days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The file is missing a valid Change of Circumstance and there is not evidence of a cure provided for the increase in Title fees.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. The disclosure is dated XX/XX/XXXX.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100032	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100033	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100034	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX019)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX019)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate dated XX/XX/XXXX was not provided to the borrower at least 4 business days prior to closing. Signature receipt date is XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate dated XX/XX/XXXX was not provided to the borrower at least 4 business days prior to closing. Signature receipt date is XX/XX/XXXX.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100035	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7713)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $325.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7708)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $325.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100042	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,094.52 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 2,937.12 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: Amount of Escrowed Property Costs over Year 1 of 1,094.52 on Final Closing Disclosure provided on XX/XX/XXXX not accurate
Federal Compliance - TRID Loan Estimate Timing: The loan estimate was not provided to the borrower within 3 business days of application. Unable to successfully confirm due to missing initial application date for confirmation.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: The file is missing evidence and supporting documentation for the initial application date as required for accurate testing. The initial application would need to be in file and associated with signature and date for data entry.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The file is missing evidence and supporting documentation for the initial application date as required for accurate testing. The initial application would need to be in file and associated with signature and date for data entry.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The non-escrowed property cost over year 1 in the amount of $2,937.12 does not match the calculated amount per compliance testing.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100047	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX018)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: The Final CD dated 11.30.18 contain both the County and City Tax amounts and MI payment that were corrected on the PCCD dated 1.10.19.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $500.00 on LE but disclosed as $525.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, $25.00 cure provided at closing.	REVIEWER - CURED COMMENT (2022-11-07): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100049	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	SitusAMC uses FannieMae’s definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall $XX,XXX.	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX018)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 2,750.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX018)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Evidence of e-consent within 3 days of application is not in file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The total amount of non escrowed costs for 12 years is $3,000 based on $250 monthly HOA dues.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100051	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100054	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $305.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7727)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $20.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77190)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $350.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77163)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $450.00 exceeds tolerance of $420.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Initial sent XX/XX/XXXX and Loan Closing XX/XX/XXXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC was provided to the borrower for this 0% Tolerance Cure for $305
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC was provided to the borrower for this 0% Tolerance Cure for $20
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC was provided to the borrower for this 0% Tolerance Cure for $350
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC was provided to the borrower for this 0% Tolerance Cure for $30	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100056	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100062	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $595.00 exceeds tolerance of $495.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the appraisal fee was disclosed as $495, However it increased by $100 to $595. There is no valid change of circumstance in the file and no cure was provided by the Lender.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100063	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	SitusAMC uses FannieMae’s definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XX,XXX.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Unable to determining timing requirements as the initial signed application is missing
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Unable to determining timing requirements as the initial signed application is missing
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determining timing requirements as the initial signed application is missing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100068	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,475.00 exceeds tolerance of $1,210.00 plus 10% or $1,331.00. Sufficient or excess cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Over 10% tolerance fee exceeded due to recording fee change. Cure was provided at closing to borrower.	REVIEWER - CURED COMMENT (2022-10-26): Sufficient Cure Provided within 60 Days of Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100071	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100073	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100076	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100078	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100080	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100083	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The loan file is missing the mortgage insurance certificate. 1004 listed city as XXXXXXXX and Note is XXXXXXXX.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2626927)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2626928)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-83.64  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,054.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,050.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Due to missing MI Cert, monthly payments unable to be verified
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Due to missing MI Cert, monthly payments unable to be verified
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment =358.42. Actual payment =$470.55.
Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-83.64 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,054.00 Without Sufficient Cure Provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	REVIEWER - GENERAL COMMENT (2025-04-04): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2050679)
REVIEWER - GENERAL COMMENT (2025-04-04): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2050680)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100085	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Seller paid $195.49 in Initial Escrow of the mortgage insurance.		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100088	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100090	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $399.00 exceeds tolerance of $124.00 plus 10% or $136.40. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% fee tolerance exceeded for total amount of $399.00; a valid COC or insufficient cure was provided.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100093	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $575.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,733.84 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Survey Fee was originally not disclosed, however, the final closing disclosure indicated the fee was $575. The lender provided a change circumstance disclosure indicating the reason for the change being Clerical, Borrower(s) chosen change in escrow. There was no change in the escrow, therefore, no valid changed circumstance was provided and insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Discount Points Fee was originally not disclosed, however, the final closing disclosure indicated the fee was $4,733.84. The lender provided a change circumstance disclosure indicating the reason for the change being Clerical, Borrower(s) chosen change in escrow. There was no change in the escrow, therefore, no valid changed circumstance was provided and insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100094	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100098	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $270.69 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2022-11-29): Sufficient Cure Provided At Closing	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100101	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.			1				3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-300.46 is less than amount of binding Lender Credit previously disclosed in the amount of $-303.00. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit of $303.00 decreased to 300.46 without evidence of a valid changed circumstance or cure.		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100102	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $283.33 exceeds tolerance of $167.00. Sufficient or excess cure was provided to the borrower. (8304)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of Payments on final CD dated XX/XX/XXXX ($162,290.30) do not match Total of Payment of $162,567.60 on post close CD.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial closing disclosure dated XX/XX/XXXX is dated less than six days prior to closing date of XX/XX/XXXX.	REVIEWER - CURED COMMENT (2022-11-04): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100108	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX			1				2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 6,499.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Stated Year 1 Non-Escrowed property costs on page 4 of the Final CD are $6,499.00. Calculated Year 1 property costs are $8,493.36.		Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100110	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $225.00 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is no proof the borrower received a copy of the appraisal in the file. The waiver was signed on the note date XX/XX/XXXX.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Re-Inspection Fee was last disclosed as $125.00 on LE but disclosed as $225.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $100, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	REVIEWER - CURED COMMENT (2022-11-02): Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100115	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $391.70 exceeds tolerance of $100.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 1,494.35 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Page 4 of the final Closing Disclosure states the borrower will not have an escrow, but neither of the boxes are checked, explaining why there is no escrow.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report was initially disclosed at $100 on the initial Loan Estimate. Credit Report was disclosed at $391.70 on final Closing Disclosure, no valid Change of Circumstance or sufficient cure in the file.
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: Amount of Estimated Property Costs over Year 1 of 1,494.35 on Final Closing Disclosure provided on XX/XX/XXXX not accurate.	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100118	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file. [3] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [3] General Appraisal Requirements - Valuation Error: Subject photos are missing or not legible.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100125	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	AUS findings are not met. Evidence of gift assets and deposit are missing receipt or source of assets. Appraisal is not in file.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee. Fee Amount of $80.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7514)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: AVM Fee was not disclosed on the Initial Loan Estimate, but disclosed as $80.00 on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of $80.00 was not provided.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100127	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard insurance policy states policy has expanded replacement cost but it does not state an amount or percentage amount.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100130	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,577.31 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $370,569.47. Due Diligence Finance Charges are $371,834.04. There is a variance of $1,267.57.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure provided.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100133	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100134	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure provided oXX/XX/XXXX.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100139	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100141	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX017)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100144	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXX Statement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100145	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100147	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	2025-RP2-100149	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100152	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Credit Calculation / Analysis - Missing Document: Alternative Credit Documentation not provided
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Flood Certificate not provided
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.
[2] Application / Processing - 1003 Error: # of years at current address was not provided: Borrower: XXXXXXXXXXX	A pay history or other verification of housing history is required.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Includes More Than 13 months of Costs - Pre October 2018 Test: Unable to determine if amount of escrow costs disclosed on the loan approval due to missing information. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-615.18  is less than amount of binding Lender Credit previously disclosed in the amount of $-628.00. (9300)
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX017)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Testing: Unable to determine if amount of escrow costs disclosed on the loan approval due to missing information. (FinXX/XX/XXXX017)	Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: A signed copy of the RTC was not provided
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Includes More Than 13 months of Costs - Pre October 2018 Test: No approval has been provided for review.
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: No escrow deposits were disclosed on page 2 of the closing disclosure. Unable to verify the escrowed and non-escrowed amounts for taxes and insurance.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: No escrow deposits were disclosed on page 2 of the closing disclosure. Unable to verify the escrowed and non-escrowed amounts for taxes and insurance.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: No escrow deposits were disclosed on page 2 of the closing disclosure. Unable to verify the escrowed and non-escrowed amounts for taxes and insurance.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: No escrow deposits were disclosed on page 2 of the closing disclosure. Unable to verify the escrowed and non-escrowed amounts for taxes and insurance.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: No escrow deposits were disclosed on page 2 of the closing disclosure. Unable to verify the escrowed and non-escrowed amounts for taxes and insurance.
Federal Compliance - TRID Lender Credit Tolerance Violation: The loan amount decreased from $109,068.68 to $107,801.89 without a valid CIC
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The application date is not provided. Unable to determine timing compliance.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: No escrow deposits were disclosed on page 2 of the closing disclosure. Unable to verify the escrowed and non-escrowed amounts for taxes and insurance.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Testing: No approval has been provided for review.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Includes More Than 13 months of Costs - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100153	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100155	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Miscellaneous Compliance - TRID Error: Cash at settlement from or to borrower is blank.: Date Issued: XX/XX/XXXX
[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX016)
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX016)	Miscellaneous Compliance - TRID Error: Cash at settlement from or to borrower is blank.: Final CD dated XX/XX/XXXX Calculating Cash to Close of $0.00 does not reflect Cash From or Cash To Borrower.
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow due to Section G Initial Escrow Payment at Closing of $0.00.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow due to Section G Initial Escrow Payment at Closing $0.00.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment of $265.62 for the loan due to Section G Initial Escrow Payment at Closing $0.00.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account due to Section G Initial Escrow Payment at Closing $0.00 with an estimated monthly escrow payment of $265.62.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account due to Section G Initial Escrow Payment at Closing $0.00 with an estimated monthly escrow payment of $265.62.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate dated XX/XX/XXXX provided after the date the Closing Disclosure (XX/XX/XXXX) was provided.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Amount of Non-Escrowed Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate due to Section G (Homeowner's Insurance $139.62/mo) Initial Escrow Payment at Closing $0.00.	Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100156	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Please provide Hazard Insurance Policy with effective date prior to the Note and Transaction date of XX/XX/XXXX.		1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: Initial Escrow Statement reflects an Initial Deposit of $2,369.66 that does not match the post Closing CD dated XX/XX/XXXX of $3554.47. Please provide updated Escrow Statement.		Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100159	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	N/A	3	3	[3] General - Initial Rate Lock rate date is not documented in file. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Coverage has a shortage of $12,440.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100160	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 6,754.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial closing disclosure was issued XX/XX/XXXX. Closing Disclosure was not provided to the borrower within 3 business days prior to closing XX/XX/XXXX
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Testing: The Estimated Property Cost Over Year 1 reflects a higher amount $6,754.00 due to rounding. The monthly Hazard Insurance amount $241.08 plus the monthly Property Tax amount $321.75 = $562.83, over year 1 totals $6,753.96	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100162	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			1							-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	2025-RP2-100163	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Appraisal Documentation - Missing Document: Appraisal not provided	File is missing the appraisal required per LP AUS in file.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - ARM Disclosure Timing Test: Borrower's acknowledgement of having received ARM Disclosure was provided XX/XX/XXXX and signed by the borrower on XX/XX/XXXX which is more than 3 business days to the application date of XX/XX/XXXX. There is no evidence of alternative documentation on file that was received by the borrower within 3 business days of application date as required.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	2025-RP2-100165	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Flood Certificate not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,402.77  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,408.00. (9300)
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX016)	Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Page 1 states loan has escrows however no escrows collected on page 2 of the CD.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Page 1 states loan has escrows however no escrows collected on page 2 of the CD.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Page 1 states loan has escrows however no escrows collected on page 2 of the CD.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Page 1 states loan has escrows however no escrows collected on page 2 of the CD.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account.; Lender approved refi did not require a new escrow account.
Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,402.77 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,408.00. No cure provided at the closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Page 1 states loan has escrows however no escrows collected on page 2 of the CD.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100167	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Includes More Than 13 months of Costs - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount of Escrowed Property Costs over Year 1 that includes more than 13 months of costs. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX016)
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX016)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Includes More Than 13 months of Costs - Pre October 2018 Test: Page 1 of the CD states the taxes and insurance are escrowed however no escrows collected on page 2 of the CD.
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Page 1 of the CD states the taxes and insurance are escrowed however no escrows collected on page 2 of the CD.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Page 1 of the CD states the taxes and insurance are escrowed however no escrows collected on page 2 of the CD.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Page 1 of the CD states the taxes and insurance are escrowed however no escrows collected on page 2 of the CD.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Page 1 of the CD states the taxes and insurance are escrowed however no escrows collected on page 2 of the CD.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: The final CD disclosed an escrow payment of $66.59 per month, however no escrows were included.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing of Homeownership Counseling List due to missing initial application date.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Page 1 of the CD states the taxes and insurance are escrowed however no escrows collected on page 2 of the CD.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Includes More Than 13 months of Costs - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100172	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	REVIEWER - GENERAL COMMENT (2025-04-08): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXX
Disaster Declaration Date: XX/XX/XXXX
REVIEWER - WAIVED COMMENT (2025-04-08): PDI provided to verify no damage to the subject property.
REVIEWER - RE-OPEN COMMENT (2025-04-08): Waived in error, inspection date is prior to disaster declaration date.  Exception remains.
REVIEWER - RE-GRADED COMMENT (2025-04-08): Waived in error, inspection date is prior to disaster declaration date. Exception remains.	1	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $33.00 exceeds tolerance of $11.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit report fee originally disclosed as $11.00. No valid change in circumstance or cure for borrower provided in file.	REVIEWER - CURED COMMENT (2022-11-21): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Property inspected post disaster but pre-FEMA declaration of disaster end date. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100174	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXX Insurance Verification, Statement, Tax Verification	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX016)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $425.00 exceeds tolerance of $405.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: The LE provided on XX/XX/XXXX was not signed by the borrower.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The LE provided on XX/XX/XXXX was not signed by the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No documentation to support the appraisal was provided to the borrower 3 business days prior to consummation.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee increased from $405.00 to $425.00 with cure of $20.00 provided to the borrower.	REVIEWER - CURED COMMENT (2022-11-23): Sufficient Cure Provided At Closing	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100176	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Appraisal Documentation - Missing Document: Appraisal not provided
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The file is missing an Appraisal and a Homeowner's Insuracne Policy.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $750.75 exceeds tolerance of $745.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Corrected on PCCD, in order to cure provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, and Re-open Rescission if Applicable
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $750.75 exceeds tolerance of $745.00. No cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	2025-RP2-100179	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	POC for homeowners insurance $XXXX with no documentation provided to source funds and proof of payment.	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100180	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX	Provide updated coverage or a replacement cost estimator to verify current coverage is sufficient.	1	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100181	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The file is missing the Mortgage Insurance Certificate.	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: Initial payment on Final HUD-1 does not match actual payment on loan.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100182	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Loan is missing the Mortgage Insurance Cert and therefore not Agency Saleable as all Conditions are not met	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: Initial payment on Final HUD-1 does not match actual payment on loan.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100186	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Loan is missing the MI cert and is waterfalling through QM testing	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: Loan Amount and payment on most recent GFE do not match the Loan Amount and Payment as provided on the Note.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100189	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Borrower is short funds to close by $400.25.		1				2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: HUD settlement Cost Booklet in file was signed by the borrower at closing and dated: XX/XX/XXXX. No evidence in file to verify that borrower received the booklet within three business days of application.		Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100191	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100192	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] Credit Eligibility - Public Record Issue:	File is missing final AUS; XXXXXXXXXXXX AUS showing agency approved was used for review. The final AUS approval is missing from the loan file and unable to determine if the two unpaid collection accounts on the credit report are required to be paid.	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $171,536.43 is underdisclosed from calculated Finance Charge of $173,646.53 in the amount of $2,110.10.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan: Texas Home Equity 50(a)(6) Security Instrument provided on a transaction determined not to be eligible for Texas Equity 50(a)(6). Potential contractual issue	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause due to missing itemization of amount financed.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Original loan app date not provided in file.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Original loan app date not provided in file.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.

																								State Compliance - Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan: Potential contractual issue			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	2025-RP2-100195	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100197	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	File is missing final AUS; XXXXXXXXXXXX AUS showing agency approved was used for review.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100198	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX016
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The earliest CD in the file was issued XX/XX/XXXX, please provdie evidence of Date borrower received
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrowe
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100199	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXX Royalty Agreement	The royalty agreement from theXXXXXXXXXXXX is missing		3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The loan file is missing the 442		3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX017)	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.		Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	2025-RP2-100201	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100202	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,855.60 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX020)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 2,560.20 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX020)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: Annual amount for escrowed property costs $3,855.60 is accurate as it includes monthly taxes of $90.95, $79.78, $510.24 and insurance of $99.33.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial 1003 not provided.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Non-escrowed annual property costs of $2,560.20 are accurate as it includes monthly mortgage insurance $156.43 and HOA dues of $56.92.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	2025-RP2-100204	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXXXXXXXXX // Account Type: Money Markets / Account NumberXXXX, Financial Institution: XXXXXXXXXXX // Account Type: Individual Retirement Account (IRA) / Account NumberXXXX [3] Document Error - YTD Date is dated more than 90 days before the application date.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: <empty>			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100207	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,638.65 exceeds tolerance of $4,635.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100210	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: AUS not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided	HARP loan - File is missing final AUS, final 1008 showing AUS approved used for review	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on XX/XX/XXXX contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $138.80 exceeds tolerance of $137.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Interim Closing Disclosure Timing: The document was provided the day of closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $137.00 on LE dated XX/XX/XXXX, but disclosed as $138.80 on Final Closing Disclosure.	Federal Compliance - TRID Interim Closing Disclosure Timing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100211	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent Only). Fee Amount of $275.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower. (7590)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $9.00 exceeds tolerance of $3.00.  Insufficient or no cure was provided to the borrower. (77222)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Attorney's Fee was last disclosed as $150.00 on LE but disclosed as $275.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TX Guaranty Fee was last disclosed as $3.00 on LE but disclosed as $9.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100212	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXXXXXXXXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Credit report datedXX/XX/XXXXon file is dated greater than 120 days from the note date. AUS credit report date isXX/XX/XXXX. This was not found in the file.		1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $391.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Transfer Tax was not disclosed on the Loan Estimate and added to the closing disclosure datedXX/XX/XXXXn the amount of $391.00. A valid Change of Circumstance was not provided and a cure in the amount of $391.00 was missing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100214	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100215	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] General Appraisal Requirements - Subject is a refinance and property is listed for sale.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	A VVOE was not obtained 10 days prior to the note date. A VVOE was not obtained within 10 days of the note date.	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $92.80  is less than amount of binding Lender Credit previously disclosed in the amount of $0.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX018)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $376.00 exceeds tolerance of $336.00 plus 10% or $369.60.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: The final CD was not signed. Receipt date ofXX/XX/XXXX used for testing with expected disbursement date ofXX/XX/XXXX.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence was not provided the borrower was provided an Initial CD for 3 business days prior to the closing date ofXX/XX/XXXX
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit Fee was last disclosed as $0.00 on LE but disclosed as $92.80 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence was not provided the borrower was provided the loan estimate for 4 business days prior to the loan closing date ofXX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence was not provided the borrower was provided the loan estimate for 4 business days prior to the loan closing date ofXX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence was not provided the borrower was provided the loan estimate for 4 business days prior to the loan closing date ofXX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $6.40 due to increase of Recording fee. No valid COC provided, nor evidence of cure in file.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100217	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $191.00 exceeds tolerance of $119.00 plus 10% or $130.90. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,472.33 exceeds tolerance of $1,334.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title fees found in section E are subject to 10% tolerance. Release(s) was increased without valid COC.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax fee was last disclosed as $1334.00 on LE but disclosed as $1,472.33 on Final Closing Disclosure. File does not contain a valid COC for this fee, No cure provided at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100218	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				3	[3] General Appraisal Requirements - The transaction closed as a refinance of a primary residence, and the valuation reflects that the subject property is vacant. Unable to verify occupancy.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Per 1004 in file the property is showing vacant.		1							-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	2025-RP2-100223	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: Final Good Faith Estimate disclosed will not have an escrow account. However, the final HUD states will have an escrow account.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to Receive a Copy of appraisal disclosure was not provided to the borrower within 3 business days of the application date	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100225	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,350.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,400.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $88.00 exceeds tolerance of $76.00 plus 10% or $83.60.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Lender Credit Tolerance Violation: Valid change of circumstance has not been provided to support fee increase causing tolerance.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance has not been provided to support fee increase causing tolerance.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentation was not provided to support borrower receiving a copy of the valuation within 3 business days prior to consummation.		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100227	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXX Lease Agreement			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Lender did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100229	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100232	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage Insurance certificate is missing from file.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure dated XX/XX/XXXX was not deemed received by the borrower until XX/XX/XXXX and the note date is XX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100235	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,343.03 is underdisclosed from calculated Finance Charge of $230,801.93 in the amount of $458.90.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100240	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100242	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100243	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of appraisal was not provided within 3 business days of application.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100244	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The file is missing the Mortgage Insurance Certificate.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2627143)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2627144)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 4,526.64 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan due to missing the Mortgage Insurance Certificate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan due to missing the Mortgage Insurance Certificate.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure at least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan is NonQM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Amount of Non-Escrowed Property Costs over Year 1 of 4,526.64 on Final Closing Disclosure provided on XX/XX/XXXX not accurate due to missing the Mortgage Insurance Certificate.	REVIEWER - GENERAL COMMENT (2025-04-04): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2109302)
REVIEWER - GENERAL COMMENT (2025-04-04): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2109303)	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																									The qualifying DTI on the loan is less than or equal to 35%.		TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100246	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Verification of Employment not within 10 business days of note date. Missing verification of Employment not within 10 business days of note date.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
																					[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Amount of Non-Escrowed Property Costs over Year 1. (FinXX/XX/XXXX016)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM. Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Final Closing Disclosure provided on XX/XX/XXXX disclosed tax payment of 498.39 monthly No Insurance payment.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100250	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-394.00. (9300)
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $0 is less than amount of binding Lender Credit previously disclosed in the amount of $-394. No cure was provided.		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100254	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX Property Type: PUD [3] Application / Processing - HOA Error: Subject is located in a project and HOA Information was not provided.: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Approval not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Application / Processing - Missing Document: Tax Certificate not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX015)
[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX015)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX015)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX015)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX015)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX015)	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: A title commitment was not provided, previous lender is Unable to determine.
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: The Closing Disclosure reflects monthly escrows, although no escrow costs were collected at closing.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: The Closing Disclosure reflects monthly escrows, although no escrow costs were collected at closing.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: The Closing Disclosure reflects monthly escrows, although no escrow costs were collected at closing.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: The Closing Disclosure reflects monthly escrows, although no escrow costs were collected at closing.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: The Closing Disclosure reflects monthly escrows, although no escrow costs were collected at closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial loan application is missing from file.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The Closing Disclosure does not reflect any non escrow property costs.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100258	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	DU to be resubmitted.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100261	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [3] Application / Processing - Missing Document: AUS not provided	AUS is missing from the file.	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,188.65 is underdisclosed from calculated Finance Charge of $56,667.71 in the amount of $479.06.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of Amount Financed did not disclose Prepaid Interest for $100.56, Title charges of $373.50, Flood Certification of $19.00, or Tax Service Fee of $80.00. This has resulted in an underdisclosure in the amount of $479.06.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100265	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $477.00 exceeds tolerance of $470.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Corrected withthe PCCD however unable to cure due to missing the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The Final signed and dated Closing Disclosure issued on XX/XX/XXXX reflects a Tolerance cure to Borrower for the Appraisal Fee increase.	REVIEWER - CURED COMMENT (2023-02-09): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100269	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,050.00 exceeds tolerance of $525.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure was presumed to have been received by the borrower less than three business days prior to closing date of XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $525.00 on LE but disclosed as $1,050.00 on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100271	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - The verification of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The Verification of employment dated within 10 days of the Note for XXXXXXXXXXX is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $475.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Final Closing Disclosure Appraisal fee amount of $475.00 Loan Estimate amount of $450.00. There is a variance of $25.00. Insufficient or no cure was provided to the borrower.	REVIEWER - CURED COMMENT (2023-02-10): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100274	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Per the DU # 13, debts paid off prior to or at closing must not be omitted but marked as such and resubmitted to the DU.		1				2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The disclosure provided does not specify which occurred; receipt or delivery.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100275	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100280	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file does not contain documentation verifying the creditor provided the appraisal to the borrower three business days prior to consummation.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100282	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100284	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $171,243.54 is underdisclosed from calculated Finance Charge of $171,723.30 in the amount of $479.76.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide the Right to Receive a Copy of Appraisal Disclosure to the Borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100293	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-328.88  is less than amount of binding Lender Credit previously disclosed in the amount of $-330.00. (9300)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected CD provided on closing date ofXX/XX/XXXXFederal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $-328.88 is less than amount of binding Lender Credit previously disclosed in the amount of $-330.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100295	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD has been signed onXX/XX/XXXXnd not received by the borrower less than 3 business days prior to closing.	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100302	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $119,949.80 is under disclosed by $240.00 compared to the calculated Finance Charge of $120,189.80 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $240.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77209)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $119,949.80. Due Diligence Finance Charges are $120,189.80. There is a variance of $240.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: HOA/Condo Questionnaire Fee disclosed on the initial Loan Estimate dated XX/XX/XXXX was $0.00 but increased to $240.00 on the final closing disclosure. No valid change of circumstance or cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence that the Appraisal report was delivered to the borrower at least 3 days prior to closing.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100307	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100309	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	All other conditions not met due to missing AUS.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100311	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100314	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	AUS required loan to be resubmitted if omitted liabilities were paid prior to closing.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file does not contain documentation verifying the borrower received a copy of the appraisal within 3 days of closing.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100316	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $815.00 exceeds tolerance of $710.00 plus 10% or $781.00. Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $1,295.00 exceeds tolerance of $1,200.00. Sufficient or excess cure was provided to the borrower at Closing. (7561)		REVIEWER - CURED COMMENT (2024-02-16): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-02-16): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100318	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $706.67 exceeds tolerance of $523.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax increased from $523.00 to $1691.67 at closing, a $1,168.67 difference, without a valid Changed Circumstance Letter. No cure was provided.	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100321	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100327	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,303.89 is underdisclosed from calculated Finance Charge of $318,159.89 in the amount of $856.00.
[2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 3%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,303.89 is under disclosed from calculated Finance Charge of $318,159.89 in the amount of $856.00.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide Right to Receive a Copy appraisal disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100329	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is an appraisal waiver in file signed by the borrowers XX/XX/XXXX and no evidence in file the appraisal was then provided to the borrowers prior to closing.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100330	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,902.00 exceeds tolerance of $139.00 plus 10% or $152.90. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $1,902.00 disclosed on the final closing disclosure exceeds the tolerance of the total amount of $152.90 that was previously disclosed on the Initial Loan Estimate dated XX/XX/XXXX. No valid change of circumstance or cure was provided to the borrower.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100333	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX 12:00:00 AM.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100335	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2344363)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2344362)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $196.00 exceeds tolerance of $150.00 plus 10% or $165.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. This is due to a discrepancy in the property tax.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. This is due to a discrepancy in the property tax.	REVIEWER - CURED COMMENT (2024-02-14): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100337	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Tax Certificate not provided	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX019)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,374.13 exceeds tolerance of $1,666.00 plus 10% or $1,832.60.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $129.00 exceeds tolerance of $113.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,705.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Loan Estimate provided on or after the date the Closing Disclosure was provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $2,374.13 exceeds tolerance of $1,666.00 plus 10% or $1,832.60. Sufficient cure is require.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $129.00 exceeds tolerance of $113.00. Sufficient cure is require.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,705.00 exceeds tolerance of $0.00. Sufficient cure is require.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100341	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $1,528.78 exceeds tolerance of $1,390.00. Insufficient or no cure was provided to the borrower. (7567)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $200.00 exceeds tolerance of $150.00.  Insufficient or no cure was provided to the borrower. (7564)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title- Lender's Title Insurance Fee increased on XX/XX/XXXX Loan Estimate and again decreased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Endorsement Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100343	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $595.35 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was not disclosed on Loan Estimate. File does contain a valid COC for this fee, evidence of cure provided at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100345	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller's Closing Disclosure was not provided in file and borrower's closing disclosure contains no seller paid fees.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100347	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX020)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX020)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX020)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $6,575.30 exceeds tolerance of $6,408.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $2,627.00 exceeds tolerance of $2,469.00.  Insufficient or no cure was provided to the borrower. (7567)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $406.65 exceeds tolerance of $406.00.  Insufficient or no cure was provided to the borrower. (7564)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Revised Loan Estimate dated XX/XX/XXXX was provided after the initial Closing Disclosure dated XX/XX/XXXX was provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate dated XX/XX/XXXX was provided after the initial Closing Disclosure dated XX/XX/XXXX was provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate dated XX/XX/XXXX was provided on the same day the initial Closing Disclosure dated XX/XX/XXXX was provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate dated XX/XX/XXXX was provided after the initial Closing Disclosure dated XX/XX/XXXX was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was last disclosed as $6,408.00 on LE but disclosed as $6,575.30  on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Lender's Title Insurance Fee was last disclosed as $2,469.00 on LE but disclosed as $2,627.00  on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Endorsement Fee was last disclosed as $406.00 on LE but disclosed as $406.65 on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Proof of receipt of appraisal being received by the borrower three business days prior to consummation was dated a month before closing.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100350	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date ofXX/XX/XXXX 12:00:00 AM.
[3] Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose whether the loan will have an escrow account. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Provided to All Parties Test: TILA-RESPA Integrated Disclosure:  Closing Disclosure was not provided to all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,251.28  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,265.00. (9300)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Escrow Account: Final Closing Disclosure provided on XX/XX/XXXX Escrow information is missing.
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Final Closing Disclosure provided on XX/XX/XXXX Escrow information is missing.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: Final Closing Disclosure provided on XX/XX/XXXX Escrow information is missing.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Final Closing Disclosure provided on XX/XX/XXXX Escrow information is missing.
Federal Compliance - TRID Final Closing Disclosure Provided to All Parties Test: Final Closing Disclosure not signed.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Final Closing Disclosure provided on XX/XX/XXXX Escrow information is missing.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit fee in the amount of $1,265.00 disclosed on Loan Estimate dated XX/XX/XXXX decreased to $1,251.28 on Final Closing Disclosure dated XX/XX/XXXX. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial Loan Application is missing.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Provided to All Parties Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100355	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $104,914.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100363	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX			1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100365	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	AUS XXX% CLTV is based on a higher $5,600.00 2nd/Grant vs $5,000.00 actual2nd/Grant amount.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100372	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100375	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100378	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX Insurance Verification, Statement, Tax Verification	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-250.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-825.00. (9300)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-250.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-825.00.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100381	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100382	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	PMI certificate is missing in file.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2341863)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2341864)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: File is missing PMI certificate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: File is missing PMI certificate so there is difference in projected payment.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure provided on XX/XX/XXXXeflects a change in APR from 4.41900% to 4.42300% but was not provided at least 3 days prior to closing date of XX/XX/XXXXFederal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial application date is missing in file.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100384	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-710.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-715.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $16.44 exceeds tolerance of $15.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $-710.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-715.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was last disclosed as $15.00 on LE but disclosed as $16.44 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1.44, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100387	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100389	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of appraisal being sent to borrower 3 days prior to closing.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100394	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The loan file is missing the mortgage insurance certificate, required by the AUS approval.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100398	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $150,048.00.		1				3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX021)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.					TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100403	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Verbal Verification of Employment for current employer is missing. Borrower has less than 2 years employment at current employer. W2 is missing.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX019)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXX/13129405)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Final Closing Disclosure does not disclosure Seller paid fees.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
																						Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The file is missing the required employment verification, causing the loan to waterfall through QM Testing. Verbal Verification of Employment for current employer is missing. Borrower has less than 2 years employment at current employer. W2 is missing.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100405	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020) [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100408	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXL Statement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100415	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100418	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $41,056.35 is less than AUS Available for Closing of $41,161.43. [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $41,056.35 is less than AUS qualifying asset balance of $41,161.43. [3] General - Missing Document: Official Check not provided	The AUS required $41,161.43 to be verified. However, the two most recent months bank statements from XXXXXXXXXXXXXX have verified $41,056.35. The Earnest Money Deposit of $1,500.00 is unsourced.
The AUS required $41,161.43 to be verified.  However, the two most recent months bank statements from XXXXXXXXXXXXXX have verified $41,056.35. The Earnest Money Deposit of $1,500.00 is unsourced.
The AUS required $41,161.43 to be verified.  However, the two most recent months bank statements from XXXXXXXXXXXXXX have verified $41,056.35. The Earnest Money Deposit of $1,500.00 is unsourced.
The AUS required $41,161.43 to be verified. However, the two most recent months bank statements from XXXXXXXXXXXXXX have verified $41,056.35. The Earnest Money Deposit of $1,500.00 is unsourced.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $20.00 exceeds tolerance of $16.00. Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Credit Report Fee increased from $16 on the initial Loan Estimate to $20.00 on the Final Closing Disclosure without a valid change of circumstance.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100420	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ARM Disclosure Status Test: Missing ARM disclosure issued within 3 business days of application date.
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Incomplete Closing Disclosure(s), which appear to have been generated by the closing agent, are included in analysis. Incomplete document issued on XX/XX/XXXX did not disclose the APR, causing the noted timing issue.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100423	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The Loan file is missing a Mortgage Insurance Certificate to verify the MI terms and payment.	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to NonQM
Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: The Loan file is missing a Mortgage Insurance Certificate to verify the MI terms and payment.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above 680.		TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100426	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100431	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100435	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $22,948.33 is less than AUS Available for Reserves of $73,259.21.	Calculated Available for Reserves of $22,948.33 is less than AUS Available for Reserves of $73,259.21.	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX020)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100437	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,125.49 is underdisclosed from calculated Finance Charge of $189,511.72 in the amount of $386.23.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100442	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage Insurance Document Not Provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2342586)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2342587)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (Tonja/Hamilton/13112924)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Mortgage Insurance Document Not Provided
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Projected Payments Section and Principal & Interest Min does not match the calculated min P&I.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The loan is missing mortgage insurance certificate required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Loan Application Date Not Provided	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100446	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	All other conditions were not met due to missing Private Mortgage Insurance Certificate.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2348192)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 386.64 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2348193)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan due to missing Private Mortgage Insurance Certificate.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: Non Escrowed Property Costs over Year 1 of $386.64 (Mortgage Insurance Amount) on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed due to missing Private Mortgage Insurance Certificate and no evidence of HOA Dues/Fee reflected on the Appraisal.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan due to missing Private Mortgage Insurance Certificate.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure issued on XX/XX/XXXX contains a change in APR and was not received by borrower within three business days prior to consummation.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100450	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage insurance certificate not provided in file.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2342191)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 2,094.72 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2342192)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXX/13112898)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: Final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $14,766.12 on page 4; however the Mortgage Insurance total $2,094.72 per year.  Final CD reflects Estimated Taxes, Insurance & Assessments of $1,230.51 monthly, correct amount is $1,405.07.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The loan is missing mortgage insurance certificate required by the AUS approval, causing the loan to waterfall through the QM Testing.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100453	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100455	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100461	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $235.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
																					[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points of $235.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100463	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $277,048.26 is underdisclosed from calculated Finance Charge of $277,706.67 in the amount of $658.41.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100464	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	2	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Copy of appraisal is required to be delivered to borrower within 3 business days prior to closing.		Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100467	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018) [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100469	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The verification of employment is not within 10 business days of the Note.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $383,950.31 is under disclosed by $438.00 compared to the calculated total of payments of $384,388.31 which exceeds the $35.00 threshold. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,325.84 exceeds tolerance of $92.00 plus 10% or $101.20.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Disclosure disclosed a TOP are $383,950.31. Due Diligence TOP are $384,388.31. There is a variance of $438.00.
Federal Compliance - TRID Loan Estimate Issue Date Not Provided: Date Issued not provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $92.00 due to increase of Recording Fee. $92.00  No valid COC provided, nor evidence of cure in file.  a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	2025-RP2-100472	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100475	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-100478	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100480	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Miscellaneous - Credit Exception:	Buyer is the son in law of the seller, missing relationship letter.	2	[2] General Appraisal Requirements - The appraisal revealed property damage.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Photograph addendum of the appraisal reflects wood rot. Missing final 442 showing the repair have been completed.	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $9.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77223)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $10.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77190)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $160.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $187.56 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: OnXX/XX/XXXXn APR of 5.492% was disclosed on the Closing Disclosure. OnXX/XX/XXXXhe APR increased to 5.685% with no Change of Circumstance to explain the increase.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Policy Guarantee Fee was not disclosed on the LE dated XX/XX/XXXX. The final CD the reflects $10.00. Missing a valid change in circumstance.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Wire /Funding/ Disbursement Fee was not disclosed on the LE dated XX/XX/XXXX. The final CD the reflects $10.00. Missing a valid change in circumstance.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee was not disclosed on the LE dated XX/XX/XXXX. The final CD the reflects $160.00. Missing a valid change in circumstance.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Extension Fee was not disclosed on the LE dated XX/XX/XXXX. The final CD the reflects $187.55. Missing a valid change in circumstance. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C
XXXX	XXXX	2025-RP2-100482	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	It was not possible to determine if the appraiser's license was valid with the National Registry at the time this loan was originated and a copy of the actual appraiser's license was not provided.	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,163.00. (9300)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Lender Credit Tolerance Violation: Loan is missing asset documentation and is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: It was noted the lender's E-Sign Process Summary indicates a List of Homeowner's Counseling Organizations was provided to the borrower onXX/XX/XXXX. However, the only disclosure found in the file reflectedXX/XX/XXXXhich is not within 3 business days of the loan application.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	2025-RP2-100484	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXX, Borrower: XXXXXXXXXXXXXXVVOE - Employment Only VVOE - Employment Only [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	VVOEs for each borrower performed within 10 business days prior to the Note date not provided.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100488	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General Appraisal Requirements - Subject is a refinance and property is listed for sale.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $318.75 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,275.00 exceeds tolerance of $100.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC provided to the borrower for this 0% Tolerance Cure for $318.75.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC provided to the borrower for this 0% Tolerance Cure for $1,175.00.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: File is Missing the Initial Signed and Dated 1003	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100684	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - HOA Error: Subject is located in a project and HOA Information was not provided.: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX [3] Application / Processing - Missing Document: AUS not provided [3] Application / Processing - Missing Document: Bankruptcy Documents not provided [3] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Security Instrument reflects subject as a PUD; HOA information not provided. Per Prelim Decision, loan was approved through Zippy; copy not provided in file. Verification of mortgage history not provided on credit report; additional documentation required per guidelines not provided.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD datedXX/XX/XXXXs not signed and dated by borrower; calculated received date isXX/XX/XXXXclosing date isXX/XX/XXXXFederal Compliance - TRID Revised Loan Estimate Timing Before Closing: LE datedXX/XX/XXXXs not signed and dated by borrower; calculated received date isXX/XX/XXXXclosing date is 2/19/16.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100685	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX Statement	Coverage exceeds loan amount Missing statement to verify mortgage payment on investment property.	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,072.40 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,694.00. (9300)	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: RTC exp dateXX/XX/XXXXRTC calculated dateXX/XX/XXXXederal Compliance - TRID Lender Credit Tolerance Violation: No cure or valid COC in file.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-100686	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $729.60 exceeds tolerance of $720.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Proof of receipt for initial CD is missing from file. Applying the mailing rule, CD was not provided to the borrower at least three business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax fee increased without a valid change of circumstance. No cure was provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-100687	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $2,960.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,753.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $15.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75197)	Federal Compliance - TRID Lender Credit Tolerance Violation: No cure or valid COC provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $15.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75197)	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102592	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $286,664.39 is underdisclosed from calculated Finance Charge of $289,770.39 in the amount of $3,106.00.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102593	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of appraisal is not provided to the borrower 3 days prior to closing.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102594	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,441.23 is underdisclosed from calculated Finance Charge of $154,383.85 in the amount of $942.62.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102595	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,241.08 is underdisclosed from calculated Finance Charge of $213,374.08 in the amount of $133.00.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102597	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $83,211.95 is underdisclosed from calculated Finance Charge of $83,321.74 in the amount of $109.79.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102598	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $34,419.48 is underdisclosed from calculated Finance Charge of $34,672.82 in the amount of $253.34.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102599	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal delivery receipt is missing. Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102600	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): The Maximum First Five Years date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure Statement to applicant is not within three (3) business days of application.	Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102601	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,827.60 is underdisclosed from calculated Finance Charge of $129,224.17 in the amount of $1,396.57.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102602	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:163XX/XX/XXXX014)
																					[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower did not sign a document at closing acknowledging their receipt of the valuation 3 days prior to closing		Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102603	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.	Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: The PMI cert is missing and the insurance monthly amount on the binder does not match amount qualified with.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102604	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage insurance certificate is missing in file.	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal delivery receipt is missing in file.
Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: Unable to determine the MI payment due to the missing mortgage insurance certificate.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102605	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,416.14 is underdisclosed from calculated Finance Charge of $109,980.54 in the amount of $564.40.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Existence of escrow account disclosed on Final GFE does not match actual terms.
Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final HUD-1 Inaccurate: Existence of escrow account disclosed on Final HUD-1 does not match actual terms.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102606	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: AUS not provided	File is missing AUS. Using the coverage listed on the insurance binder, the coverage shortage is $80,000.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
																					[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102607	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102608	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of  is less than AUS Available for Closing of  $XXXX.
[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: PITIA months reserves discrepancy.: Calculated PITIA months reserves of XXXX is less than AUS PITIA months reserves of 3.00.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of  is less than AUS qualifying asset balance of $XXXX.
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The AUS required 2 months bank statements verifying asset amount of $XXXX AUS requirement to close amount of $8493.10, was not met. PITIA Reserve AUS requirement of $2809, not met PITIA reserve AUS requirement of $2809, not met. Asset is not provided, qualifying asset balance of is less than AUS qualifying asset balance of $XXXX. Available for Closing is insufficient to cover Cash from Borrower.	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,558.66 is underdisclosed from calculated Finance Charge of $124,776.80 in the amount of $1,218.14.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102609	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Homeownership Counseling List is missing.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102610	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,741.87 is underdisclosed from calculated Finance Charge of $294,112.77 in the amount of $370.90.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102611	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $91,223.96 is underdisclosed from calculated Finance Charge of $91,351.57 in the amount of $127.61.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102612	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,871.40 is underdisclosed from calculated Finance Charge of $60,355.86 in the amount of $484.46.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102613	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	File is missing final AUS; XXXXXXXXXXXX AUS showing agency approved was used for review.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt 3 business days prior to closing is not in file.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102614	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014) [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided prior to three (3) business days of closing.		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102615	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,319.57 is underdisclosed from calculated Finance Charge of $149,013.23 in the amount of $693.66.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided prior to three (3) business days of closing.
State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Act does not appear to provide for assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102616	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $204,216.91 is underdisclosed from calculated Finance Charge of $204,907.16 in the amount of $690.25.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Appraisal delivery receipt is not provided. No Appraisal. Appraisal Amount is stated.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102617	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Missing Document: Verification of Non-US Citizen Status not provided			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $104,568.55 is underdisclosed from calculated Finance Charge of $104,943.68 in the amount of $375.13.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102618	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide Right to Receive a Copy appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102619	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $337,683.13 is underdisclosed from calculated Finance Charge of $338,087.03 in the amount of $403.90.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: Initial payment on Final HUD-1 does not match actual payment on loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102620	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,604.26 is underdisclosed from calculated Finance Charge of $107,197.06 in the amount of $1,592.80.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102621	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																					[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt 3 business days prior to closing is not in file.		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102622	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $166,182.	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102623	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
																					[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.	Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: Existence of escrow account disclosed on Final GFE does not match actual terms. There is an escrow account and GFE says no escrow account on page 1.		Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102624	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance Coverage Amount is insufficient, So please provide HOI Policy Or Replacement Cost Estimator		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102625	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance Coverage Amount is insufficient.		1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102626	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX Insurance Verification, Tax Verification	1	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																					[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102627	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.			Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102628	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $64,077.39 is underdisclosed from calculated Finance Charge of $64,794.09 in the amount of $716.70.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The Right to Receive a Copy of the appraisal disclosure was not provided to the borrower within 3 days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102629	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,259.78 is underdisclosed from calculated Finance Charge of $105,295.44 in the amount of $35.66.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to borrower.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure Statement not provided to applicant within three (3) business days of application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Appraisal delivery receipt is not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102630	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102631	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102632	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	The AUS is missing from the file.	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,767.38 is underdisclosed from calculated Finance Charge of $174,960.22 in the amount of $192.84.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX 12:00:00 AM.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: The Right to Cancel is on form H-9, the original lender is not the same, form H-8 should have been used.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102633	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,862.79 is underdisclosed from calculated Finance Charge of $214,087.79 in the amount of $225.00.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: HUD shows interest rate of 4.375% and Note shows 4.25%	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102634	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,703.98 is underdisclosed from calculated Finance Charge of $72,577.18 in the amount of $873.20.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102635	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dateXX/XX/XXXX014 missing evidence of receipt.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102636	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX		REVIEWER - GENERAL COMMENT (2025-04-08): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXX Disaster Declaration Date: XX/XX/XXXX REVIEWER - WAIVED COMMENT (2025-04-08): PDI provided to verify no damage to the subject property.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014) [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Property inspected post disaster but pre-FEMA declaration of disaster end date. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102637	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102638	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $121,580.76 is underdisclosed from calculated Finance Charge of $123,392.74 in the amount of $1,811.98.
																					[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102639	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102640	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,101.05 is underdisclosed from calculated Finance Charge of $224,630.45 in the amount of $529.40.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date ofXX/XX/XXXX 12:00:00 AM.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: Initial payment on Final HUD-1 does not match actual payment on loan.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide Right to Receive a Copy appraisal disclosure to applicant within three business days.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102641	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $371,622.72 is underdisclosed from calculated Finance Charge of $373,375.94 in the amount of $1,753.22.
																					[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102642	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	REVIEWER - GENERAL COMMENT (2025-04-08): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXX
Disaster Declaration Date: XX/XX/XXXX
REVIEWER - WAIVED COMMENT (2025-04-08): PDI provided to verify no damage to the subject property.
REVIEWER - GENERAL COMMENT (2025-04-08): Waived in error, inspection date is prior to disaster declaration date.  Exception remains.
															REVIEWER - RE-GRADED COMMENT (2025-04-08): Waived in error, inspection date is prior to disaster declaration date. Exception remains.	1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Property inspected post disaster but pre-FEMA declaration of disaster end date. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102643	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 3.88939% is underdisclosed from calculated APR of 4.34894% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $14,740.18 is underdisclosed from calculated Finance Charge of $16,140.29 in the amount of $1,400.11.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three business days of application.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102644	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,836.44 is underdisclosed from calculated Finance Charge of $93,395.84 in the amount of $559.40.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102645	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102646	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014) [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102647	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	AUS is missing in the file.	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to Receive a Copy of appraisal disclosure not provided.	REVIEWER - GENERAL COMMENT (2025-04-01): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date ofXX/XX/XXXX 12:00:00 AM.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102648	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	REVIEWER - GENERAL COMMENT (2025-04-08): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXX Disaster Declaration Date: XX/XX/XXXX REVIEWER - GENERAL COMMENT (2025-04-08): Inspection date is prior to disaster declaration date. Exception remains.	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal not provided 3 Business Days prior to consummation	REVIEWER - GENERAL COMMENT (2025-04-08): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date ofXX/XX/XXXX 12:00:00 AM.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102649	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,575.57 is underdisclosed from calculated Finance Charge of $56,722.90 in the amount of $147.33.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102650	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $42,733.92 is underdisclosed from calculated Finance Charge of $43,229.88 in the amount of $495.96.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA - Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102651	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,090.12 is underdisclosed from calculated Finance Charge of $215,042.45 in the amount of $952.33.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102652	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 3.49863% is underdisclosed from calculated APR of 3.63733% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $34,822.84 is underdisclosed from calculated Finance Charge of $35,972.12 in the amount of $1,149.28.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102653	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102654	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102655	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $187,690.12 is underdisclosed from calculated Finance Charge of $187,793.12 in the amount of $103.00.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102656	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	AUS Finding is missing from the file.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided prior to three (3) business days of closing. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Verification appraisal was delivered to borrower was not provided prior to three (3) business days of closing.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102657	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102658	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $249,628.56 is underdisclosed from calculated Finance Charge of $249,843.56 in the amount of $215.00.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: HUD Settlement Cost Booklet not provided to applicant within three business days of application.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three business days of application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide Right to Receive a Copy appraisal disclosure to applicant within three business days of application or determination of first lien status.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102659	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX Statement	Hazard Insurance Coverage Amount is insufficient by $29,586.25.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102660	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102661	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXX is less than Cash From Borrower $XXXX.
[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 95.00000%.
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of 6.00.
[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score OF XX.XX% is less than Guideline representative FICO score of 700.	The AUS resulted in a Refer with Caution and was manually approved. The maximum LTV ratio is 95% for a primary property with a credit score less than 700, which requires 6 months of reserves. The loan closed with a XX% LTV, credit score OF XX.XX% and no reserves verified.
The borrower is short verified assets to close the subject loan transaction.
The AUS resulted in a Refer with Caution and was manually approved.  The maximum LTV ratio is 95% for a primary property with a credit score less than 700, which requires 6 months of reserves. The loan closed with a XX% LTV, credit score OF XX.XX% and no reserves verified.
The AUS resulted in a Refer with Caution and was manually approved.  The maximum LTV ratio is 95% for a primary property with a credit score less than 700, which requires 6 months of reserves. The loan closed with a XX% LTV, credit score OF XX.XX% and no reserves verified.
The AUS resulted in a Refer with Caution and was manually approved. The maximum LTV ratio is 95% for a primary property with a credit score less than 700, which requires 6 months of reserves. The loan closed with a XX% LTV, credit score OF XX.XX% and no reserves verified.	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $113,995.81 is underdisclosed from calculated Finance Charge of $114,967.47 in the amount of $971.66.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:162XX/XX/XXXX015)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within 3 business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102662	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [3] Application / Processing - Missing Document: AUS not provided	The file is missing AUS approval document	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $113,396.19 is underdisclosed from calculated Finance Charge of $113,706.19 in the amount of $310.00.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102663	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the borrower was provided with a copy of the appraisal at least three business days prior to closing.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102664	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,241.23 is underdisclosed from calculated Finance Charge of $169,736.23 in the amount of $495.00.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102665	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Analysis - Insurance address does not match Note address. [3] Application / Processing - Missing Document: AUS not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX Insurance Verification, Statement, Tax Verification	AUS document is not provided. Hazard Insurance policy Zip code for subject property is not matching with Note.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102666	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102667	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 3.12500% is underdisclosed from calculated APR of 3.38851% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $15,742.00 is underdisclosed from calculated Finance Charge of $16,872.51 in the amount of $1,130.51.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:156XX/XX/XXXX015)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Appraisal delivery receipt is missing.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three business days prior to closing
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The file was missing a copy of the Homeownership Counseling  disclosure or proof of the borrower's receipt within 3 days of originator application date.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Initial 1003 is missing.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Initial 1003 is missing.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102668	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX, Address: XXXXXXXXXXXX, Address: XXXXXXXXXXXXStatement, Tax Verification Statement Statement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102669	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 4.80400% is underdisclosed from calculated APR of 4.99218% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $118,183.83 is underdisclosed from calculated Finance Charge of $121,534.62 in the amount of $3,350.79.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102670	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,780.83 is underdisclosed from calculated Finance Charge of $44,834.40 in the amount of $53.57.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The Right to Receive a Copy of the appraisal disclosure was not in the loan file.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102671	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $33,089.04 is underdisclosed from calculated Finance Charge of $33,541.21 in the amount of $452.17.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102672	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,337.73 is underdisclosed from calculated Finance Charge of $219,410.93 in the amount of $2,073.20.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test: ARM Disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): The Maximum First Five Years date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102673	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $22,736.73 is underdisclosed from calculated Finance Charge of $22,879.23 in the amount of $142.50.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to Receive a Copy of the appraisal not delivered to borrower within 3 days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102674	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $16,700.	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,953.36 is underdisclosed from calculated Finance Charge of $251,615.79 in the amount of $3,662.43.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102675	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102676	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $228,321.89 is underdisclosed from calculated Finance Charge of $232,334.31 in the amount of $4,012.42.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102677	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-648.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $609.54 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: There is a discrepancy between the escrow amount disclosed in page 1 of the CD, and the amount collected at closing.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: There is a discrepancy between the escrow amount disclosed in page 1 of the CD, and the amount collected at closing.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: There is a discrepancy between the escrow amount disclosed in page 1 of the CD, and the amount collected at closing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits decreased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased without a valid change in circumstance. Cure not provided at closing.	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102678	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $90,992.00.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
																					[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The valuation was provided after the Effective Date and before the Report Date. Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazard Disclosure is signed and dated on note date.		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102679	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $856.00 exceeds tolerance of $753.00 plus 10% or $828.30.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,225.94 exceeds tolerance of $1,215.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of appraisal being sent to borrower at or before closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial loan application document is missing.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102680	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided	File is missing final AUS		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102681	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $125,376.89 is over disclosed by $734.97 compared to the calculated Amount Financed of $124,641.92 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $101,999.11 is under disclosed by $731.94 compared to the calculated Finance Charge of $102,731.05 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Disclosed Amount Financed are $125,376.89. Due Diligence Amount Financed are $124,641.92. There is a variance of $734.97.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $101,999.11. Due Diligence Finance Charges are $102,731.05. There is a variance of $731.94.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102682	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102683	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-3,250.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credit of -$3,250.00 was disclosed on Loan Estimate datedXX/XX/XXXX, however decreased to $0 on the Final Closing Disclosure without a valid change of circumstance.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102684	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	The AUS approval is missing from the loan file.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,696.00 exceeds tolerance of $2,055.00 plus 10% or $2,260.50.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $165.00 exceeds tolerance of $100.00.  Insufficient or no cure was provided to the borrower. (75178)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $2,696.00 exceeds tolerance of $2,055.00. Insufficient cure of $456.50 was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $165.00 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102685	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2664114)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2664115)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,543.46 exceeds tolerance of $-2,547.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Page 1 of the Final CD states Mortgage Insurance amount for year 1 through 7 is $38.51 but Page 2 of the Final CD states Mortgage Insurance in the amount of $38.57.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: P  & I payment is $887.43.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credit of -$2,543.46 exceeds tolerance of -$2,547.00. Sufficient cure was not provided.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102686	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102687	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Closing Disclosure Missing Issue Date Material: Closing Disclosure with an estimated issue date of XX/XX/XXXX did not disclose an issue date. Unable to conclusively determine Final Closing Disclosure to use for fees due to missing Issue Date. Any applicable Federal, State or Local compliance testing may be unreliable. Closing Disclosure dated XX/XX/XXXX used to source fees for testing. (InterXX/XX/XXXX016)
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InterXX/XX/XXXX016)	Federal Compliance - Closing Disclosure Missing Issue Date Material: Closing Disclosure with estimated date ofXX/XX/XXXXid not disclose an issue date and unable to determine Final CD to use for fees.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date Issued (Not Provided) is checked on the final CD. Closing Disclosure estimated to be provided onXX/XX/XXXX did not disclose the actual Date Issued.	Federal Compliance - Closing Disclosure Missing Issue Date Material: High Cost or Anti-Predatory Lending Testing impact, therefore no SOL considerations.

Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

																								Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Indeterminable	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102688	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower was not provided a copy of the appraisal three business days prior to closing.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102689	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102690	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	All conditions not met, due to AUS is missing		1				2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102691	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX Insurance Verification, Tax Verification	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the mailbox rule is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102693	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [3] Application / Processing - Missing Document: AUS not provided	The AUS is missing. Available for Closing is insufficient to cover Cash From Borrower.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of $3.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77222)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $600.00 exceeds tolerance of $525.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The initial Loan Estimate did not disclose a TX Policy Guaranty fee. The final Closing Disclosure reflects a TX Policy Guaranty fee of $3.00. A valid change of circumstance was not provided. A total cure of $78.00 was due the borrower, a cure of $75.00 was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Estimate disclosed an Appraisal fee of $525.00. The final Closing Disclosure reflects an Appraisal fee of $600.00. A valid change of circumstance was not provided. A total cure of $78.00 was due the borrower, a cure of $75.00 was provided.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102694	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102695	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102697	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $8,500.		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $88.22 exceeds tolerance of $45.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2024-12-17): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102698	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102699	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of earlier borrower receipt of the appraisal is missing from the file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102700	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-775.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is only final CD in file.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits Fee was disclosed on initial Loan estimate as $0 but disclosed but final Closing Disclosure $-775. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102701	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2663979)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2663978)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX016)	Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	REVIEWER - CURED COMMENT (2025-01-06): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2025-01-06): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2025-01-06): Sufficient Cure Provided At Closing	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	2025-RP2-102702	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance Coverage Amount is insufficient by $118,000.00. Please provide hazard insurance with expended replacement cost or replacement cost estimator document	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,121.00 exceeds tolerance of $192.00 plus 10% or $211.20.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2646862)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Closing disclosure was not signed by borrower, so it is defaulting to 3 days after issue date
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $909.80. No valid COC provided, no evidence of cure in file.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Final closing disclosure provided on XX/XX/XXXX disclosed the monthly escrow payment that does not match the actual escrow payment for the loan.	REVIEWER - CURED COMMENT (2024-12-10): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-12-10): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102703	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $180,000.00 is over disclosed by $1,620.06 compared to the calculated Amount Financed of $178,379.94 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $162,929.11 is under disclosed by $1,620.04 compared to the calculated Finance Charge of $164,549.15 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Closing Disclosure reflects Amount Financed of $$180,000.0 but calculated Amount Financed of $178,379.94. Variance = $1,620.06.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Closing Disclosure reflects Finance Charge of $162,929.11 but calculated Finance Charge of $164,549.15. Variance = $1,620.04.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of appraisal being sent to borrower 3 days prior to closing.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102704	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided	AUS approved per 1008. AUS feedback not in file.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $590.25 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,180.50 exceeds tolerance of $291.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of Initial Closing Disclosure thee (3) business days prior to closing is not in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Fee increased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102705	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102706	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Divorce Decree / Child Support not provided	1	3	[3] Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $237,939.00 is over disclosed by $1,351.50 compared to the calculated Amount Financed of $236,587.50 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $53,728.22 is under disclosed by $1,351.42 compared to the calculated Finance Charge of $55,079.64 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $237,939.00 is over disclosed by $1,351.50 compared to the calculated Amount Financed of $236,587.50 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $53,728.22 is under disclosed by $1,351.42 compared to the calculated Finance Charge of $55,079.64 which exceeds the $100.00 threshold	Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102707	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of Initial Closing Disclosure three (3) days prior to closing is not in file.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102708	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-2,275.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $650.00 exceeds tolerance of $224.00 plus 10% or $246.40.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits was disclosed on initial Loan estimate as $0 but disclosed but final Closing Disclosure $-2275. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fee was disclosed on initial Loan estimate as $224 but disclosed but final Closing Disclosure $650. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of appraisal being sent to borrower 3 days prior to closing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102709	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: AUS not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX HOA Verification	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $398,477.30 is over disclosed by $500.00 compared to the calculated Amount Financed of $397,977.30 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $238,139.78 is under disclosed by $500.00 compared to the calculated Finance Charge of $238,639.78 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,245.00 exceeds tolerance of $2,880.00 plus 10% or $3,168.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $705.00 exceeds tolerance of $555.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:174XX/XX/XXXX016)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Closing Disclosure reflects Finance Charge of $238,139.78 but calculated Finance Charge of $238,639.78 Variance = $-500.00.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Closing Disclosure reflects Finance Charge of $238,139.78 but calculated Finance Charge of $238,639.78 Variance = $-500.00.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of Initial Closing Disclosure three (3) days prior to closing is not in file
Federal Compliance - TRID Loan Estimate Timing: Evidence of receipt of Loan Estimate three (3) business days of application is not in file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased without a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Evidence of receipt of the Appraisal Disclosure within 3 days of the loan application date is not in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of receipt of the Appraisal within 3 days of the of closing is not in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of receipt of the Appraisal within 3 days of the of closing is not in file.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102710	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXXXXXXXXX // Account Type: Savings / Account Number: XXXX-X, Financial Institution: XXXXXXXXXXXX // Account Type: Checking / Account Number: XXXX-X	A balance was not included for the large XXXX account. Asset statement was not found in the file to cover the balance used in underwriting of $41,408.00. Assets statements were required to cover the large XXXX balance. The statements were not in the file.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Closing date XX/XX/XXXX Date issued XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102711	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $237,500.00 is over disclosed by $1,877.49 compared to the calculated Amount Financed of $235,622.51 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $192,428.16 is under disclosed by $1,877.63 compared to the calculated Finance Charge of $194,305.79 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $192,428.16 is under disclosed by $1,877.63 compared to the calculated Finance Charge of $194,305.79	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102712	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102713	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,250.00 exceeds tolerance of $-3,000.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credit of $-2,250.00 exceeds tolerance of $-3,000.00. No cure was provided to the borrower.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102714	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXX, Borrower: XXXXXXXXX1040 XXXX, 1040 XXXX, 1040 - Schedule C XXXX, 1040 - Schedule C XXXX, CPA Letter, Third Party Verification
1040 XXXX, 1040 XXXX, 1040 - Schedule C XXXX, 1040 - Schedule C XXXX, CPA Letter, Third Party Verification
[3] Income Documentation - Income documentation requirements not met.
[3] General - Missing Document: Account Statements - Personal not provided
[3] General - Missing Document: Account Statements - Personal not provided
[3] General - Missing Document: Account Statements - Personal not provided
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX Insurance Verification, Statement, Tax Verification	Missing Two (2) consecutive months bank statements are missing from file to verify depository assets. Missing Income documentation for self employer borrowers required per AUS. File is missing the AUS required Two (2) consecutive months bank statements to verify depository assets. File is missing the AUS required Two (2) consecutive months bank statements to verify depository assets. File is missing the AUS required Two (2) consecutive months bank statements to verify depository assets.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the final HUD was not provided.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt three (3) business days prior to closing is not in file.
Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.: Unable to verify due to incomplete Final HUD in file.
Closing / Title - (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.: Unable to verify due to incomplete Final HUD in file.
Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.: Unable to verify due to incomplete Final HUD in file.
Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.: Unable to verify due to incomplete Final HUD in file.
Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.: Unable to verify due to incomplete Final HUD in file.
Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.: Unable to verify due to incomplete Final HUD in file.
Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.: Unable to verify due to incomplete Final HUD in file.
Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.: Unable to verify due to incomplete Final HUD in file.
Closing / Title - (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.: Unable to verify due to incomplete Final HUD in file.
																						Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the final HUD was not provided.: Unable to verify due to incomplete Final HUD in file.					-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	2025-RP2-102715	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $85.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7580)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $77.76 exceeds tolerance of $30.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $85.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $77.76 exceeds tolerance of $30.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Right to Receive a Copy of appraisal disclosure not delivered to borrower within 3 days of application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102716	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102718	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXAccount Statements, Insurance Verification, Tax Verification [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The only VVOE in the file is dated XX/XX/XXXX, which is one day after the Note date of XX/XX/XXXX.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102719	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102720	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Insurance Analysis - Flood Insurance Policy expires within 90 days of the Note Date.: Flood Insurance Policy Expiration Date XX/XX/XXXX; Note Date XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX016)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Loan Estimate Issue Date Not Provided: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available	Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102721	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102722	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX Statement			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt 3 business days prior to closing is not in file.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102723	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $221,911.85 is over disclosed by $40.00 compared to the calculated Amount Financed of $221,871.85 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $99,757.62 is under disclosed by $40.03 compared to the calculated Finance Charge of $99,797.65 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Monthly Escrow Payment. (FinXX/XX/XXXX016)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: It appears the Lender did not include the Title - Misc. Closing Fee of $40.00 in the finance charge.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: It appears the Lender did not include the Title - Misc. Closing Fee of $40.00 in the finance charge.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Monthly Escrow Payment. (FinXX/XX/XXXX016)	REVIEWER - CURED COMMENT (2024-12-06): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102724	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The loan file is missing asset documents to verify the fees paid outside of closing. Using the coverage listed on the insurance binder, the coverage shortage is $15,600.		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2025-01-17): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102725	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $8,832.50 exceeds tolerance of $2,000.00 plus 10% or $2,200.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $820.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7567)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7564)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75178)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing disclosure has not been executed by borrower within 3 business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $8,832.50 due to increase of Recording Fee. $2,200.00 No valid COC provided, nor evidence of cure in file.  a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Lender's Title Insurance was last disclosed as $0.00 on LE but disclosed as $820.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Endorsement Fee was last disclosed as $0.00 on LE but disclosed as $125.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Abstract / Title Search was last disclosed as $0.00 on LE but disclosed as $150.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102726	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $283.00 exceeds tolerance of $250.00 plus 10% or $275.00. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $283.00 exceeds tolerance of $250.00 plus 10% or $275.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No documentation to acknowledge receipt of appraisal at or before closing.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The qualifying DTI on the loan is less than or equal to 35%.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102727	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Divorce Decree / Child Support not provided [2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: Disaster Name: XXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	REVIEWER - GENERAL COMMENT (2025-04-08): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXX Disaster Declaration Date: XX/XX/XXXX REVIEWER - WAIVED COMMENT (2025-04-08): PDI provided to verify no damage to the subject property.	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $281,673.73 is over disclosed by $155.93 compared to the calculated Amount Financed of $281,517.80 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $92,600.27 is under disclosed by $156.18 compared to the calculated Finance Charge of $92,756.45 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,062.00 exceeds tolerance of $175.00 plus 10% or $192.50. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Closing Disclosure reflects Amount Financed of $281,673.73 but calculated Amount Financed is $281,517.80. Leaving a variance is $155.93.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Closing Disclosure reflects Finance Charge of $92,600.27, but Finance Charge of  $92,756.45, leaving a variance is $156.18.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% fee violation due to an increase in the 1,062.00fee(s). No valid COC was provided for this change, nor evidence of cure.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

																									Property inspected post disaster but pre-FEMA declaration of disaster end date.		TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102728	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,085.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,085.00 exceeds tolerance of $0.00. File does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102729	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $1,500.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102730	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of $3.28 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77183)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77163)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Estimate did not disclose a Title - FL Underwriter Surcharge fee. The final Closing Disclosure reflects a Title - FL Underwriter Surcharge fee of $3.28. A valid change of circumstance was not provided. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Estimate did not disclose a Title - Abstract/Title Search fee. The final Closing Disclosure reflects a Title - Abstract/Title Search fee of $150.00. A valid change of circumstance was not provided. No cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102731	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $148,498.06 is over disclosed by $263.00 compared to the calculated Amount Financed of $148,235.06 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $42,867.09 is under disclosed by $262.99 compared to the calculated Finance Charge of $43,130.08 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-138.00 exceeds tolerance of $-562.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,274.00 exceeds tolerance of $1,156.00 plus 10% or $1,271.60.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,019.90 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $148,498.06 is over disclosed by $263.00 compared to the calculated Amount Financed of $148,235.06 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $42,867.09 is under disclosed by $262.99 compared to the calculated Finance Charge of $43,130.08 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-138.00 exceeds tolerance of $-562.00. Insufficient or no cure was provided to the borrower. (9300)
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,274.00 exceeds tolerance of $1,156.00 plus 10% or $1,271.60. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,019.90 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102732	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $119,169.74 is over disclosed by $155.00 compared to the calculated Amount Financed of $119,014.74 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $54,260.26 is under disclosed by $153.96 compared to the calculated Finance Charge of $54,414.22 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $119,169.74 is over disclosed by $155.00 compared to the calculated Amount Financed of $119,014.74 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $54,260.26 is under disclosed by $153.96 compared to the calculated Finance Charge of $54,414.22 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102733	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102734	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Debts omitted from the underwriting calculations were paid at closing. Using the coverage listed on the insurance binder, the coverage shortage is $134,000.00.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $48.50 exceeds tolerance of $24.00. Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $985.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7325)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Estimate disclosed a Credit Report Fee of $24.00. The Closing Disclosure reflects a Credit Report Fee of $48.50. A valid change of circumstance was not provided. A total cure of $1,009.50 was due the borrower, a cure of $1,009.25 was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Estimate did not disclose a Loan Origination Fee. The Closing Disclosure reflects a Loan Origination Fee of $985.00. A valid change of circumstance was not provided. A total cure of $1,009.50 was due the borrower, a cure of $1,009.25 was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102735	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,741.64 exceeds tolerance of $1,371.00 plus 10% or $1,508.10.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: No seller fees.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the "mailbox rule" is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fee was disclosed on initial Loan estimate as $1371 but disclosed but final Closing Disclosure $1741.64. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of appraisal being sent to borrower 3 days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102736	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Available for closing is insufficient to cover cash from borrower. Available for closing is insufficient to cover cash from borrower.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: All of the copies of the initial Closing Disclosure in file are not signed/dated. Initial Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102737	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $896.60 exceeds tolerance of $746.00 plus 10% or $820.60.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $896.60 exceeds tolerance of $746.00 plus 10% or $820.60. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102738	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.		1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7308)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Post-close Closing Disclosure reflects an Appraisal Fee of $75.00 in Section A. A valid change of circumstance was not provided. No cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102739	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102740	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the initial Closing Disclosure issuedXX/XX/XXXX at least three business days prior to closing.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102741	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller paid fees on Seller’s Closing Disclosure are not consistent with those reflected on the Borrower’s Final Closing Disclosure.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issued XX/XX/XXXXmissing evidence of receipt.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No Documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102742	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2643888)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Unable to verify escrow amounts due to Hazard Insurance not provided.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: Unable to verify non escrow property costs due to missing appraisal.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Unable to verify escrow amounts due to missing tax cert.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Initial Escrow Account Disclosure was not provided. Loan was closed with escrow payment at closing paid by lender.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Initial Escrow Account Disclosure was not provided. Loan was closed with escrow payment at closing paid by lender.
Federal Compliance - TRID Loan Estimate Timing: Initial application is missing so unable to determine  application date.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Initial application is missing so unable to determine application date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial application is missing so unable to determine  application date.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Unable to verify escrow amounts due to missing Hazard Insurance and tax cert.	REVIEWER - CURED COMMENT (2024-12-05): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-12-05): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102743	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $235.00 exceeds tolerance of $79.00 plus 10% or $86.90. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $235.00 exceeds tolerance of $79.00 plus 10% or $86.90. Insufficient or no cure was provided to the borrower	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102744	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102745	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102746	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: As per Final Closing disclosure and PCCD there is no PMI or other non escrow fee charged, whereas receiving Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	REVIEWER - CURED COMMENT (2024-12-12): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102747	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $262,459.76 is over disclosed by $1,329.24 compared to the calculated Amount Financed of $261,130.52 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $87,184.36 is under disclosed by $1,329.19 compared to the calculated Finance Charge of $88,513.55 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Finance Charge disclosed on Final Closing Disclosure is $88,513.55. Due Diligence Finance Charge is $87,184.36 There is a variance of -$1,329.19
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed on Final Closing Disclosure is $88,513.55. Due Diligence Finance Charge is $87,184.36 There is a variance of -$1,329.19	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102748	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,937.00 exceeds tolerance of $4,812.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7527)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,690.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,937.00 exceeds tolerance of $4,812.00. Insufficient or no cure was provided to the borrower
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Service Charges. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,690.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102749	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102750	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102751	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102752	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX, Address: XXXXXXXXXXXX HOA Verification HOA Verification	1	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.: Details not provided on closing statement. Final HUD is missing.
Closing / Title - (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.: Details not provided on closing statement
Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.: Details not provided on closing statement. Final HUD is missing.
Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.: Details not provided on closing statement. Final HUD is missing.
Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.: Details not provided on closing statement. Final HUD is missing.
Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.: Details not provided on closing statement. Final HUD is missing.
Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.: Details not provided on closing statement. Final HUD is missing.
Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.: Details not provided on closing statement. Final HUD is missing.
Closing / Title - (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.: Details not provided on closing statement. Final HUD is missing.
Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.: Details not provided on closing statement. Final HUD is missing.
																						Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The Right to Receive a Copy appraisal disclosure to was not signed by borrower.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.		No	TNR Testing Not Required	C	C	C	C	C	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	2025-RP2-102753	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No Documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102754	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 11,439.12 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2655031)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $207.00 exceeds tolerance of $87.00 plus 10% or $95.70.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose an accurate Index as reflected on the Note.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the mortgage insurance payment for payment stream 3.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $207.00 exceeds tolerance of $84.00 plus 10% or $92.40.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102755	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.		-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102756	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: ARM loan program Disclosure is missing.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																								Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102757	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102758	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX017)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2668637)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	REVIEWER - CURED COMMENT (2025-01-17): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-01-17): Sufficient Cure Provided At Closing	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102759	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $219,965.09 is over disclosed by $850.73 compared to the calculated Amount Financed of $219,114.36 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $181,428.06 is under disclosed by $899.82 compared to the calculated Finance Charge of $182,327.88 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2666053)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $403,049.84 is under disclosed by $49.09 compared to the calculated total of payments of $403,098.93 which exceeds the $0.02 per month threshold. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $6.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75175)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $219,965.09 is over disclosed by $850.73 compared to the calculated Amount Financed of $219,114.36 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $181,428.06 is under disclosed by $899.82 compared to the calculated Finance Charge of $182,327.88 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $403,049.84 is under disclosed by $49.09 compared to the calculated total of payments of $403,098.93 which exceeds the $0.02 per month threshold.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $6.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102760	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $129,881.68 is over disclosed by $200.00 compared to the calculated Amount Financed of $129,681.68 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $96,127.03 is under disclosed by $200.00 compared to the calculated Finance Charge of $96,327.03 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Disclosed Amount Financed $129,881.68. Due Diligence Finance Charges are $129,681.68. There is a variance of $200.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $96,127.03. Due Diligence Finance Charges are $96,327.03. There is a variance of $200.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102762	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Missing DU required terms of the secondary financing.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $92,835.79 is over disclosed by $530.00 compared to the calculated Amount Financed of $92,305.79 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $69,286.21 is under disclosed by $866.97 compared to the calculated Finance Charge of $70,153.18 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $164,695.21 is under disclosed by $336.97 compared to the calculated total of payments of $165,032.18 which exceeds the $0.02 per month threshold. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $890.00 exceeds tolerance of $330.00 plus 10% or $363.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $22.67 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8603)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $351.75 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (Sarah/Kyre/14531970)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2650738)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2650737)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: The Lender did not include the $530.00 Title - Settlement Fee in the finance charge.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge under disclosed by $866.97, it appears the Lender did not include the Title - Settlement fee of $530.00 in the finance charge calculation.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: The Seller's Closing Disclosure is missing from the file and no Seller paid fees were located on the final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The Lender did not include the Title - Settlement fee of $530.00 in the Total of Payments calculation.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The only Closing Disclosure in the file is datedXX/XX/XXXX and was received by the Borrower onXX/XX/XXXX per signature in file and is not 3 business days prior to the closing date ofXX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Prepaid Mortgage Insurance Premium Fee was last disclosed as $0.00 on LE but disclosed as $22.67 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was last disclosed as $0.00 on LE but disclosed as $351.75 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Waterfall due to missing terms of secondary financing as required by DU.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	REVIEWER - CURED COMMENT (2024-12-12): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024-12-12): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024-12-12): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102763	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102764	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXHOA Verification	The file is missing a copy of the AUS.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $9.54 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75117)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - CURED COMMENT (2024-12-13): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102765	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	1	[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2641297)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2641296)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: :Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan	REVIEWER - CURED COMMENT (2024-12-04): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-12-04): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-12-04): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102766	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102767	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $15,641.60.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $21,144.79 is under disclosed by $5,885.90 compared to the calculated Finance Charge of $27,030.69 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $402.50 exceeds tolerance of $165.00.  Insufficient or no cure was provided to the borrower. (7567)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $65.25 exceeds tolerance of $50.00.  Insufficient or no cure was provided to the borrower. (7564)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $442.00 exceeds tolerance of $425.00.  Insufficient or no cure was provided to the borrower. (7506)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2666313)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $21,144.79 is under disclosed by $5,885.90 compared to the calculated Finance Charge of $27,030.69 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $402.50 exceeds tolerance of $165.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $65.25 exceeds tolerance of $50.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $442.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	REVIEWER - CURED COMMENT (2025-01-16): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-01-16): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102768	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $327,549.74 is under disclosed by $374.14 compared to the calculated total of payments of $327,923.88 which exceeds the $0.02 per month threshold. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-979.06 exceeds tolerance of $-1,400.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: XX/XX/XXXX Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date: XX/XX/XXXX
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The disclosed Total of Payments in the amount of $327,549.74 is under disclosed by $374.14 compared to the calculated total of payments of $327,923.88 which exceeds the $0.02 per month threshold due to Mortgage Insurance not included in the total payment.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credit of $-979.06 exceeds tolerance of $-1,400.00. Change of Circumstance on D1085 provided cure for Lender credit to borrower.
Document Error - Closing Disclosure: Dates are not in chronological order.: Closing Disclosure dated XX/XX/XXXX was signed on XX/XX/XXXX.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102769	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,433.10 exceeds tolerance of $805.00 plus 10% or $885.50. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $560.00 exceeds tolerance of $550.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal  Fee Amount of $560.00 exceeds tolerance of $550.00.  Insufficient or no cure was provided to the borrower.
																						Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX017)		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102770	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102771	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges.  Fee Amount of $80.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7527)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: In Final/initial Closing disclosure rapid fee in section B $80 is present, whereas it is missing in Loan estimate. Please provide Change of circumstance to cure the tolerance fail.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102772	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $68,000.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102773	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Loan File - Missing Document: Hazard Insurance Policy not provided	Hazard Insurance Coverage of $326,000 is insufficient, based on Estimated Cost New Amount of $XXX,XXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $262,298.18 is over disclosed by $329.78 compared to the calculated Amount Financed of $261,968.40 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $198,012.22 is under disclosed by $327.75 compared to the calculated Finance Charge of $198,339.97 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $165.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Closing Disclosure reflects Finance Charge of $198,012.22 but calculated Finance Charge of $198,339.97. Variance = $-327.75.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Closing Disclosure reflects Finance Charge of $198,012.22 but calculated Finance Charge of $198,339.97. Variance = $-327.75.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the mailbox rule is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee was disclosed on initial Loan estimate as $0 but disclosed but final Closing Disclosure $165. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of appraisal being sent to borrower 3 days prior to closing.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102774	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102775	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $192.00 exceeds tolerance of $100.00 plus 10% or $110.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Verification of earlier borrower receipt of the revised Loan Estimate is missing from the file	REVIEWER - CURED COMMENT (2025-01-06): Sufficient Cure Provided At Closing	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102776	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,663.50 exceeds tolerance of $2,284.00 plus 10% or $2,512.40. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $200.00 exceeds tolerance of $150.00.  Insufficient or no cure was provided to the borrower. (75195)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $3,151.10 due to Increase of Recording Fee, Title-Abstract/Title Search, Title- Power Attorney Fee. No valid COC provided, nor evidence of cure in file.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was exceeded by $50.00 due to Increase of Title-Processing Fee. No valid COC provided, nor evidence of cure in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102777	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of Initial Closing Disclosure three (3) business days prior to closing is not in file.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102778	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102779	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102780	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2664200)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2664199)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The Final CD shows an escrow payment for payment stream 2 that does not match the payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: The Final CD disclosed an escrow payment for payment stream 1 that does not match the payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102781	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102782	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102783	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $5,750.00.		1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102784	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $32.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7755)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Administration Fee amount of $32.50 exceeds tolerance of $0.00. Sufficient cure was not provided to the borrower.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file is missing documentation verifying the borrowers received a copy of the appraisal within 3 business days of closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102785	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Closing Disclosure Missing Issue Date Material: Closing Disclosure with an estimated issue date of XX/XX/XXXX did not disclose an issue date. Unable to conclusively determine Final Closing Disclosure to use for fees due to missing Issue Date. Any applicable Federal, State or Local compliance testing may be unreliable. Closing Disclosure dated XX/XX/XXXX used to source fees for testing. (InterXX/XX/XXXX017)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InterXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $238.50 exceeds tolerance of $235.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Closing Disclosure Missing Issue Date Material: Closing disclosure provided without issue date.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing disclosure provided without issue date.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $235.00 on Loan Estimate but disclosed as $238.50 on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.	Federal Compliance - Closing Disclosure Missing Issue Date Material: High Cost or Anti-Predatory Lending Testing impact, therefore no SOL considerations.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Indeterminable	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102786	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102787	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.			Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102788	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [3] Loan File - Missing Document: Hazard Insurance Policy not provided	Require 2 months bank statement with ending balance of 473.50	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,670.63 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was disclosed on initial Loan estimate as $0 but disclosed but final Closing Disclosure $1670.63. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102789	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $53,000.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-942.40 exceeds tolerance of $-950.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX017)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits Fee was last disclosed as $-942.40 on Loan Estimate but disclosed as $-950.00 on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, No cure provided at closing.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Revised loan estimate dated XX/XX/XXXXs after initial closing disclosure dated 12/5/17.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102790	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-350.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $13.61 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $538.13 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-350.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $13.61 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $538.13 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102791	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of when final appraisal report was delivered to borrower.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102792	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102793	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75104)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102794	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $198,695.12 is over disclosed by $250.00 compared to the calculated Amount Financed of $198,445.12 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $139,873.90 is under disclosed by $250.00 compared to the calculated Finance Charge of $140,123.90 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure disclosed an amount financed of $198,695.12 calculated amount financed is $198,445.12 Variance is $250.00
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure disclosed a finance charge of $139,873.90 calculated finance charge is $140,127.01 Variance of $253.11
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102795	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102796	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102797	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No Documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102798	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,276.50 exceeds tolerance of $1,152.00 plus 10% or $1,267.20.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $435.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7507)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The only Closing Disclosure provided was the final, it was issued on same day as closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $9.30 due to Increase of Recording Fee.  No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was exceeded by $435.00 due to Increase of Appraisal Re-Inspection Fee.  No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was exceeded by $435.00 due to Increase of Second Appraisal Fee. No valid COC provided, nor evidence of cure in file.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																								The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102799	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $149,139.99 is over disclosed by $589.52 compared to the calculated Amount Financed of $148,550.47 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $118,607.92 is under disclosed by $589.52 compared to the calculated Finance Charge of $119,197.44 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $149,139.99 is over disclosed by $589.52 compared to the calculated Amount Financed of $148,550.47 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $118,607.92 is under disclosed by $589.52 compared to the calculated Finance Charge of $119,197.44 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Appraisal report dated XX/XX/XXXX missing evidence of receipt.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102800	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102801	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $45,800.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102802	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102803	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] General - Missing Document: Verification of Non-US Citizen Status not provided	The file is missing evidence the borrower is a legal resident of the United States as required by the AUS approval.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $82,619.64 is over disclosed by $406.84 compared to the calculated Amount Financed of $82,212.80 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $70,600.24 is under disclosed by $210.00 compared to the calculated Finance Charge of $70,810.24 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $155,649.85 is under disclosed by $157.00 compared to the calculated total of payments of $155,806.85 which exceeds the $35.00 threshold. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $82,619.64 is over disclosed by $406.84 compared to the calculated Amount Financed of $82,212.80 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $70,600.24 is under disclosed by $210.00 compared to the calculated Finance Charge of $70,810.24 which exceeds the $35.00 threshold
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $155,649.85 is under disclosed by $157.00 compared to the calculated total of payments of $155,806.85 which exceeds the $35.00 threshold.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102804	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $10.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $137.69 exceeds tolerance of $50.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax on closing disclosure is $10.00 and on loan estimate $0.00. No Valid Change circumstance in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points on closing disclosure is $137.69 and on loan estimate $50.00. No Valid Change circumstance in file.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102805	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102806	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	The most recent AUS approval is Approve/Ineligible and the file is missing and AUS with Approve/Eligible.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed Estimated Property Costs over Year 1 for loan with an escrow account established. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (Brian/Kelley/14532096)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issued date not provided on Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: Lender placed the HOA amount in this box.  The post close Final Disclosure did remove this amount.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal was sent to borrower on XX/XX/XXXX, estimated arrival is XX/XX/XXXX.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The AUS decision is DU Approve/Ineligible, causing the loan to waterfall through the QM Testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102807	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed. Appraisal delivered after Effective date XX/XX/XXXX, and before Report date XX/XX/XXXX.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102808	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $126.00 exceeds tolerance of $110.00 plus 10% or $121.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $67.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7580)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7568)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7563)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,223.47 exceeds tolerance of $324.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the mailbox rule is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fee was added on closing disclosure issuedXX/XX/XXXX, a cumulative lender credit was issued to the borrower in the amount of $117.97 Changed in Circumstance in file not dated
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on closing disclosure issuedXX/XX/XXXX, a cumulative lender credit was issued to the borrower in the amount of $117.97 Changed in Circumstance in file not dated
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on closing disclosure issuedXX/XX/XXXX, a cumulative lender credit was issued to the borrower in the amount of $117.97 Changed in Circumstance in file not dated
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on closing disclosure issuedXX/XX/XXXX,  a cumulative lender credit was issued to the borrower in the amount of $117.97 Changed in Circumstance in file not dated
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was disclosed as $324 on initial LE but disclosed as $1223.47 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Changed in Circumstance in file not dated	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102809	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $8,125.80 exceeds tolerance of $7,530.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $901.00 exceeds tolerance of $875.00.  Insufficient or no cure was provided to the borrower. (7567)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $75.00 exceeds tolerance of $50.00.  Insufficient or no cure was provided to the borrower. (7564)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ARM Disclosure Timing Test: Initial ARM disclosure missing from file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax increased without a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Lender's Title Insurance Fee increased without a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Endorsement Fee increased without a valid change in circumstance. Cure was not provided at closing.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102810	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $209,600.00 is over disclosed by $1,323.94 compared to the calculated Amount Financed of $208,276.06 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $230,741.20 is under disclosed by $1,322.30 compared to the calculated Finance Charge of $232,063.50 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX018)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,461.72 exceeds tolerance of $1,075.00 plus 10% or $1,182.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: The disclosed Amount Financed in the amount of $209,600.00 is over disclosed by $1,323.94 compared to the calculated Amount Financed of $208,276.06
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed Finance Charge in the amount of $230,741.20 is under disclosed by $1,322.30 compared to the calculated Finance Charge of $232,063.50 which exceeds the $35.00 threshold
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final Closing Disclosure not provided to Borrower at least three (3) business days prior to closing	REVIEWER - CURED COMMENT (2024-12-18): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102811	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $914.80 exceeds tolerance of $302.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $914.80 exceeds tolerance of $302.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102812	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $708.25 exceeds tolerance of $237.00 plus 10% or $260.70. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $1,610.69 exceeds tolerance of $1,461.00. Insufficient or no cure was provided to the borrower. (7729)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $260.70. No valid COC provided, no evidence of cure in file.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Lender's Title Insurance was last disclosed as $11,461.00 on Loan Estimate but disclosed as $1,610.69 on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102813	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	REVIEWER - GENERAL COMMENT (2025-04-08): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXX
Disaster Declaration Date: XX/XX/XXXX
REVIEWER - GENERAL COMMENT (2025-04-08): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date:
Disaster Name: XXXXXXXXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
															REVIEWER - WAIVED COMMENT (2025-04-08): PDI provided to verify no damage to the subject property.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Property inspected post disaster but pre-FEMA declaration of disaster end date. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102814	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance is insufficient and replacement cost estimator is not provided. The Policy states there is extend replacement cost but does not provide the amount of coverage. Using the coverage listed on the insurance binder, the coverage shortage is $326,000.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InterXX/XX/XXXX018)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InterXX/XX/XXXX018)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InterXX/XX/XXXX018)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX018)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,513.41 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7726)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $30.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (77190)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee.  Fee Amount of $69.44 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (77185)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Copy Or Fax Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (77172)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date is missing onXX/XX/XXXX CD.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date is missing onXX/XX/XXXX CD.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date is missing onXX/XX/XXXX CD.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date is missing onXX/XX/XXXX CD.	REVIEWER - CURED COMMENT (2025-01-03): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2025-01-03): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2025-01-03): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2025-01-03): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2025-01-03): Sufficient Cure Provided At Closing	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102815	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $496.38 exceeds tolerance of $491.00. Insufficient or no cure was provided to the borrower. (7325)
																					[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $496.38 exceeds tolerance of $491.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102816	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	REVIEWER - GENERAL COMMENT (2025-04-08): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXX
Disaster Declaration Date: XX/XX/XXXX
REVIEWER - GENERAL COMMENT (2025-04-08): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date:
Disaster Name: XXXXXXXXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
REVIEWER - GENERAL COMMENT (2025-04-08): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date:
Disaster Name: XXXXXXXXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
															REVIEWER - GENERAL COMMENT (2025-04-08): Inspection date is prior to disaster declaration date. Exception remains.	1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide Right to Receive a Copy appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102817	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102818	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102819	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX018)	Federal Compliance - TRID Loan Estimate Timing: The application date isXX/XX/XXXXnd the initial Loan Estimate was issuedXX/XX/XXXX.		Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102820	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $324,092.97 is over disclosed by $321.00 compared to the calculated Amount Financed of $323,771.97 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $297,940.54 is under disclosed by $321.00 compared to the calculated Finance Charge of $298,261.54 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $12.79 exceeds tolerance of $12.00.  Insufficient or no cure was provided to the borrower. (75197)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $4.50 exceeds tolerance of $3.00.  Insufficient or no cure was provided to the borrower. (75228)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $428.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (75174)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $324,092.97 is over disclosed by $1,083.23 compared to the calculated Amount Financed of $323,009.74 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $297,940.54 is under disclosed by $1,083.23 compared to the calculated Finance Charge of $299,023.77 which exceeds the $100.00 threshold
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Lender Credit of $3.79 for increase in Closing Costs above legal limit
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TX Guaranty Fee Amount of $4.50 exceeds tolerance of $3.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Survey Fee Amount of $428.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102821	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Missing bank statements for the account with XXXXXXXXXXXX. AUS reflects a savings account with a balance of $6,742. Missing bank statements for the account with XXXXXXXXXXXX. AUS reflects a savings account with a balance of $6,742. Missing bank statements for the account with XXXXXXXXXXXX.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2664258)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2664257)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX018)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $233.50 exceeds tolerance of $210.00 plus 10% or $231.00.  Sufficient or excess cure was provided to the borrower. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $2,379.51 exceeds tolerance of $2,379.00.  Sufficient or excess cure was provided to the borrower. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7535)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Taxes verified on the Tax Record Information Sheet are higher than the taxes on the final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: Taxes verified on the Tax Record Information Sheet are higher than the taxes on the final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: Taxes verified on the Tax Record Information Sheet are higher than the taxes on the final Closing Disclosure.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.	REVIEWER - CURED COMMENT (2025-01-08): Sufficient Cure Provided within 60 Days of Closing
REVIEWER - CURED COMMENT (2025-01-08): Sufficient Cure Provided within 60 Days of Closing
REVIEWER - CURED COMMENT (2025-01-08): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102822	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $356.00 exceeds tolerance of $306.00 plus 10% or $336.60. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Debt Cancellation Fee.  Fee Amount of $421.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7790)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $30.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7755)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Abstract / Title Search.  Fee Amount of $35.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7598)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75174)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded for Recording Fee. Fee Amount of $356.00 exceeds tolerance of $306.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Debt Cancellation Fee.  Fee Amount of $421.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $30.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title Search.  Fee Amount of $35.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102823	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102824	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102826	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX018)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - TRID Loan Estimate Timing: Loan estimate was not delivered within 3 business days of application.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Borrower was not provided a copy of the Appraisal Disclosure within 3 days of loan application.	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102827	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (FinXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller CD is not provided.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102828	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $80.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7580)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $525.00 exceeds tolerance of $475.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan) Fee was added on Loan Estimate issued XX/XX/XXXX with no valid change evident showing the amount.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased on Loan Estimate issued XX/XX/XXXX with no valid change providing the amount.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The Appraisal was not provided to the borrower three business days prior to closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	2025-RP2-102829	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102830	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX018)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																									The representative FICO score is above 680.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102831	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $251,135.83 is over disclosed by $110.00 compared to the calculated Amount Financed of $251,025.83 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $239,732.38 is under disclosed by $110.00 compared to the calculated Finance Charge of $239,842.38 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $251,135.83 is over disclosed by $110.00 compared to the calculated Amount Financed of $251,025.83 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $239,732.38 is under disclosed by $110.00 compared to the calculated Finance Charge of $239,842.38 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The Borrower was not provided a copy of the Appraisal three business days prior to closing.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102832	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $175.23 exceeds tolerance of $54.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2025-01-17): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102833	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $2,003.90 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $2,003.90 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102834	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXXX is less than AUS Available for Closing of  $XXXX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.
													[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The borrower is short verified assets required by the AUS approval. The borrower is short verified assets required by the AUS approval. The borrower is short verified assets required by the AUS approval. The borrower is short verified assets required by the AUS approval.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. [2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXX/14532192)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM. Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The file is missing asset documents required by the AUS approval, causing the loan to waterfall through the QM Testing.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102835	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102836	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $153,597.90 is over disclosed by $193.40 compared to the calculated Amount Financed of $153,404.50 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $159,270.90 is under disclosed by $189.35 compared to the calculated Finance Charge of $159,460.25 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-194.00 exceeds tolerance of $-199.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $153,597.90 is over disclosed by $193.40 compared to the calculated Amount Financed of $153,404.50 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $159,270.90 is under disclosed by $189.35 compared to the calculated Finance Charge of $159,460.25 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-194.00 exceeds tolerance of $-199.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102837	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Only Closing Disclosure present in file is issued on XX/XX/XXXX and Closing date is XX/XX/XXXX. This is not at least three (3) business days prior to closing.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimates present in file are not signed & Dated by borrower. Unable to verify if the Borrower(s) received the Loan estimates within three (3) business days of application
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Right to Receive Copy of Appraisal provided onXX/XX/XXXX and the application date is XX/XX/XXXX. It is not within 3 days of the loan application date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations provided onXX/XX/XXXX and the application date is XX/XX/XXXX. It is not within 3 days of the loan application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102838	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX Insurance Verification, Tax Verification			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102839	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing hazard insurance policy		1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102840	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 3,688.80 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,044.38 exceeds tolerance of $265.00 plus 10% or $291.50.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $323.16 exceeds tolerance of $169.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent fees increased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount Points increased without a valid change of circumstance. Cure was not provided.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102841	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX018)
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $255.00 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	REVIEWER - CURED COMMENT (2024-12-04): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102842	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The final Closing Disclosure indicates the borrower paid outside of closing an amount of $137,770.50. A HELOC agreement in the file indicates the funds may have been from this second lien; however, the file is missing evidence of the amount drawn from the HELOC and that it was applied to the existing second lien payoff at closing.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018) [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No Documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102843	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $2.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75175)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $2.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102844	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $227,927.22 is over disclosed by $270.62 compared to the calculated Amount Financed of $227,656.60 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $217,688.02 is under disclosed by $270.82 compared to the calculated Finance Charge of $217,958.84 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Disclosed Amount Financed is $227,927.22. Due Diligence Amount Financed is $227,656.60. There is a variance of $270.62.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $217,688.02. Due Diligence Finance Charges are $217,958.84. There is a variance of $270.82.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102845	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-291.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $822.12 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-291.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $822.12 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102846	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Funding Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77102)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was exceeded by $350.00 due to Increase of Capital Contribution Fee. No valid COC provided, nor evidence of cure in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102847	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102848	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX.XX%exceeds AUS high loan to value percentage of 34.00000% [3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX.XX%exceeds AUS combined loan to value percentage of 34.00000%.	The calculated LTV is higher due to a down payment assistance loan not included in the AUS. The calculated LTV is higher due to a down payment assistance loan not included in the AUS.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $650.00 exceeds tolerance of $400.00 plus 10% or $440.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $465.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	REVIEWER - CURED COMMENT (2024-12-06): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-12-06): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102849	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $69.00 exceeds tolerance of $56.00 plus 10% or $61.60. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2024-12-19): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102850	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $225,421.70 is over disclosed by $250.00 compared to the calculated Amount Financed of $225,171.70 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $82,212.70 is under disclosed by $249.67 compared to the calculated Finance Charge of $82,462.37 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,017.42 exceeds tolerance of $829.00 plus 10% or $911.90.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee. Fee Amount of $72.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75237)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $225,421.70 is over disclosed by $250.00 compared to the calculated Amount Financed of $225,171.70 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $82,212.70 is under disclosed by $249.67 compared to the calculated Finance Charge of $82,462.37 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).	REVIEWER - CURED COMMENT (2024-12-10): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-12-10): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																									The representative FICO score is above 680.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102851	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 4,796.97 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX018)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - Pre October 2018: Amount of Estimated Property Costs over Year 1 of 4,796.97 on Final Closing Disclosure provided on XX/XX/XXXX are over disclosed.	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

																								Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102852	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $280,783.41 is over disclosed by $475.00 compared to the calculated Amount Financed of $280,308.41 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 4,744.19 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $257,738.75 is under disclosed by $475.00 compared to the calculated Finance Charge of $258,213.75 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $280,783.41 is over disclosed by $475.00 compared to the calculated Amount Financed of $280,308.41 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $257,738.75 is under disclosed by $475.00 compared to the calculated Finance Charge of $258,213.75 which exceeds the $100.00 threshold.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102853	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102854	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102855	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $260,572.59 is over disclosed by $36.00 compared to the calculated Amount Financed of $260,536.59 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $245,152.30 is under disclosed by $36.00 compared to the calculated Finance Charge of $245,188.30 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $260,572.59 is over disclosed by $36.00 compared to the calculated Amount Financed of $260,536.59 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $245,152.30 is under disclosed by $36.00 compared to the calculated Finance Charge of $245,188.30 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: Borrower did not acknowledge receiving the appraisal with business days from Closing date.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102856	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The file is missing the mortgage insurance certificate required by the AUS.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2664474)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 3,308.28 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2664475)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The file is missing the mortgage insurance certificate.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: The Final Closing Disclosure Non-Escrowed Property Costs over Year 1 of $3,308.28 includes mortgage insurance which is escrowed.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: The file is missing the mortgage insurance certificate.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102857	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed N/A as Escrowed Property Costs over Year 1. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Non-Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed N/A as Non-Escrowed Property Costs over Year 1. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Incorrectly Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed N/A as Escrowed Property Costs over Year 1.
Federal Compliance - TRID Final Closing Disclosure Non-Escrowed Property Costs Year 1 Incorrectly Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed N/A as Non-Escrowed Property Costs over Year 1.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non-Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102858	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Missing evidence borrower completed homeownership education required by AUS.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102859	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $2,575.00 exceeds tolerance of $-2,575.00. Insufficient or no cure was provided to the borrower. (9300)
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is missing.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102860	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $360.00 exceeds tolerance of $188.00 plus 10% or $206.80. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2025-01-17): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102861	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXX, XXXXXXXXXXXXXXXXX HOA Verification			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102862	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee.  Fee Amount of $55.90 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7571)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $200.00 exceeds tolerance of $80.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - CURED COMMENT (2024-12-10): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-12-10): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102863	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102864	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,173.00 exceeds tolerance of $952.00 plus 10% or $1,047.20.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $253.00 exceeds tolerance of $177.00 plus 10% or $194.70. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102865	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $22,925.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $341,961.23 is under disclosed by $3,272.86 compared to the calculated Finance Charge of $345,234.09 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $34.65 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $95.34 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Closing Disclosure reflects Finance Charge of $341,961.23 but calculated Finance Charge of $345,234.09. Variance = $-3,272.86.
																						Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	REVIEWER - CURED COMMENT (2025-01-23): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-01-23): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102866	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $579.00 exceeds tolerance of $577.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $579.00 exceeds tolerance of $577.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102867	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal was provided after the Appraisal Effective Date but before the Appraisal Report Date.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102868	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing.
																						Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: No evidence that borrower received a copy of appraisal 3 business days to closing.		Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102869	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Appraisal Documentation - Missing Document: Appraisal not provided	Appraisal required per AUS is missing from file.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $207,539.24 is over disclosed by $165.00 compared to the calculated Amount Financed of $207,374.24 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $181,147.09 is under disclosed by $169.50 compared to the calculated Finance Charge of $181,316.59 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75158)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $1,125.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7334)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure disclosed an amount financed of $207,539.24 calculated amount financed is $207,374.24 Variance is $165.00.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $181,147.09 . Due Diligence Finance Charges are $181,316.59. There is a variance of $169.50.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of Initial CD three (3) days prior to closing is not in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Property Inspection Fee increased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee increased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Processing Fee increased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	2025-RP2-102870	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Documentation to support the omission of debts from the underwriting calculations was not provided.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102871	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $309,435.05 is over disclosed by $1,205.85 compared to the calculated Amount Financed of $308,229.20 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $310,559.68 is under disclosed by $1,205.85 compared to the calculated Finance Charge of $311,765.53 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges.  Fee Amount of $995.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7527)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:175XX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure disclosed an amount financed of $309,435.05; calculated amount financed is $X307,809.20. Variance is $1625.85.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure disclosed a finance charge of $310,559.68; calculated finance charge is $312,185.53. Variance of $1625.85.
Federal Compliance - TRID Loan Estimate Timing: Verification of earlier borrower receipt of the initial Loan Estimate was missing from the file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Service Charges was last disclosed as $995.00 on the Loan Estimate, but was disclosed as  on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102873	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Appraisal Documentation - Missing Document: Appraisal not provided	The file is missing an appraisal.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7527)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75158)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Service Charges. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	2025-RP2-102875	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102876	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $600.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $600.00.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102877	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $2,170.00 exceeds tolerance of $2,050.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,170.00 exceeds tolerance of $2,050.00. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal was delivered to borrower not provided in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial Loan Application date is not provided in file.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102878	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Provided to All Parties Test: TILA-RESPA Integrated Disclosure: Closing Disclosure was not provided to all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure Provided to All Parties Test: Closing Disclosure was not provided to all parties whose ownership interest is or will be subject to the security interest.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Final Closing Disclosure Provided to All Parties Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The qualifying DTI on the loan is less than or equal to 35%.		TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102879	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,135.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7200)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX019)
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements for Homeownership Counseling List, due to missing Initial Loan Application Date.	REVIEWER - CURED COMMENT (2025-01-06): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102880	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $149,344.91 is over disclosed by $48.85 compared to the calculated Amount Financed of $149,296.06 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $120,269.89 is under disclosed by $47.33 compared to the calculated Finance Charge of $120,317.22 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $899.00 exceeds tolerance of $676.00 plus 10% or $743.60.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure reflects Amount Financed of $149,344.91. The Calculated Amount Financed is $149,296.06. The Variance is over disclosed by $48.85.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure reflects a Finance Charge of $120,269.89. The calculated Finance Charge of $120,317.22. The variance  is under disclosed by $47.33.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, nor was a cure provided at closing.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																								The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102881	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102882	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InterXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2666093)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 1,010.88 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $160.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Cosing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment of $84.24 for payment stream 1, the correct mortgage insurance payment should be $81.00
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: Non Escrowed Property Costs over Year 1 of 1,010.88 on Final Closing Disclosure provided on XX/XX/XXXX are over disclosed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $160.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102883	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Incomplete Closing Disclosure without an issue date, payments information and APR estimated to be provided on XX/XX/XXXX. Unable to determine if it was provided to borrower or not.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Incomplete Closing Disclosure without an issue date, payments information and APR estimated to be provided on XX/XX/XXXX. Unable to determine if it was provided to borrower or not.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102884	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (FinXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: No seller paid fees were disclosed on buyer's Closing Disclosure and seller's Closing Disclosure was not provided.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102885	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee.  Fee Amount of $25.50 exceeds tolerance of $10.00.  Insufficient or no cure was provided to the borrower. (75208)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $944.51 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Verification Fee was last disclosed as $10.00 on LE but disclosed as $25.50 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan discount fee was last disclosed as $0.00 on LE but disclosed as $944.51 on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Acknowledgement of valuation provided to borrower at least three (3) business days prior to consummation is not present in file.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102886	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The loan file is missing the mortgage insurance certificate, required by the AUS approval.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2664109)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 1,151.76 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2664110)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,056.66 exceeds tolerance of $823.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Unable to verify due to missing Mortgage Insurance Certificate.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: Unable to verify due to missing Mortgage Insurance Certificate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Unable to verify due to missing Mortgage Insurance Certificate.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of Initial Closing Disclosure 3 days prior to closing is not in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points decreased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to Safe Harbor QM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Evidence of Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102888	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2664389)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 1,585.08 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2664390)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,409.75 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: File is missing with PMI Certificate.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 1,585.08 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX019)
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Updated as per Final Closing Disclosure document.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's  (if applicable) issued to the borrower for review.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $2,409.75 on the Loan Estimate, but was disclosed as $2409.75 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102889	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102890	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102891	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019) [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of the borrower's receipt of the appraisal is missing from the file.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102892	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The loan file is missing the mortgage insurance certificate, required by the AUS approval.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2643914)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 801.60 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2643915)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: Non Escrowed Property Costs over Year 1 of 801.60 on Final Closing Disclosure provided on XX/XX/XXXX are over disclosed
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102893	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019) [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of appraisal being sent to borrower at or before closing.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102894	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $66.00 exceeds tolerance of $25.00 plus 10% or $27.50. Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2025-01-07): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-01-07): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102895	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 7,591.68 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $300,767.44 is under disclosed by $1,197.89 compared to the calculated total of payments of $301,965.33 which exceeds the $100.00 threshold. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $99.90 exceeds tolerance of $66.00.  Insufficient or no cure was provided to the borrower. (8603)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2665354)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2665353)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: The Final Closing Disclosure did not reflect non-escrowed property costs.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosed Total of Payments is $300,767.44. Due Diligence Total of Payments is $301,965.33. There is a variance of $1,197.89.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Estimate disclosed an initial escrow payment for Mortgage Insurance of $66.00. The final Closing Disclosure reflects an initial escrow payment for Mortgage Insurance of $99.90. No cure was provided to the borrower.	REVIEWER - CURED COMMENT (2025-01-07): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-01-07): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102896	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102897	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,179.58 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2179.58 exceeds tolerance of $0. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102898	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102900	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102901	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102902	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The file is missing the Mortgage Insurance Certificate to confirm MI payment requirement.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2666372)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 1,338.60 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2666373)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (Scott/Landen/14532400)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The file is missing the Mortgage Insurance Certificate, causing the payment stream 1 mortgage insurance payment discrepancy
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: The file is missing the Mortgage Insurance Certificate, causing Non Escrowed Property Costs over Year 1 discrepancy
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: The file is missing the Mortgage Insurance Certificate, causing projected P&I minimum payment discrepancy
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final LE is required to be received by borrower at least 1 day prior to Initial CD.  Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received.  Evidence of earlier receipt of LE was not located in file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The file is missing co-borrower's employment dates to verify two years employment history for current and prior employment, causing the loan to waterfall through QM Testing.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102903	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX019)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $62.00 exceeds tolerance of $31.00. Sufficient or excess cure was provided to the borrower at Closing. (75187)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence the borrower received a copy of the appraisal.	REVIEWER - CURED COMMENT (2024-12-14): Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102904	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment as $400.05/mth and the Initial Escrow Account Disclosure reflects $475.91/mth.	REVIEWER - CURED COMMENT (2024-12-04): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102905	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102906	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102907	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,044.34 exceeds tolerance of $1,364.34 plus 10% or $1,500.77.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $2,044.34 exceeds tolerance of $1,364.34.  Insufficient or no cure was provided to the borrower. (0)
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102908	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102909	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal Receipt is missing in file.	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																								The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102910	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,384.74 exceeds tolerance of $1,379.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
Federal Compliance - TRID Loan Estimate Timing: Initial LE was not provided within 3 days of application.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was last disclosed as $1,379.00 on LE but disclosed as $1,384.74 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations disclosure is missing in file.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102911	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,049.90 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $203.14 exceeds tolerance of $200.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,546.64 exceeds tolerance of $2,183.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee increased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee increased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Point increased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt three(3) business days prior to closing is not in file.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102912	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Appraisal Documentation - Missing Document: Appraisal not provided	The loan is missing the appraisal required by the AUS approval.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75158)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75104)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid Change of Circumstances for this fee, cure not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid Change of Circumstances for this fee, cure not provided at closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial Lenders application with date is missing.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	2025-RP2-102913	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102914	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - Income documentation requirements not met. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The loan file is missing the mortgage insurance certificate. The loan is missing VVOE completed within 10 business days of the Note, for the current employment.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2665493)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 1,791.72 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2665494)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: Non Escrowed Property Costs over Year 1 of 1,791.72 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102915	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX019)			Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102916	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $475.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2024-12-12): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102917	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,503.00 exceeds tolerance of $1,195.00 plus 10% or $1,314.50. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2025-01-10): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102918	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $333.50 exceeds tolerance of $180.00 plus 10% or $198.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $89.68 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7591)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2650551)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2650550)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower for Ten Percent Fee Tolerance exceeded. Total amount of $333.50 exceeds tolerance of $180.00 plus 10% or $198.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $89.68 exceeds tolerance of $0.00	REVIEWER - CURED COMMENT (2024-12-13): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-12-13): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102919	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXInsurance Verification, Tax Verification			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102920	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.53 exceeds tolerance of $38.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $595.00 exceeds tolerance of $495.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2025-01-22): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-01-22): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102921	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,474.70 exceeds tolerance of $1,474.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,474.70 exceeds tolerance of $1,474.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2025-01-16): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102922	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $422,637.50 is over disclosed by $145.00 compared to the calculated Amount Financed of $422,492.50 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $328,945.62 is under disclosed by $145.00 compared to the calculated Finance Charge of $329,090.62 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $422,637.50 is over disclosed by $145.00 compared to the calculated Amount Financed of $422,492.50 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $328,945.62. Calculated finance charge is $329,090.62. Variance of $145.00. Based on review of Lender's compliance report, $145.00 fee was not included in finance charge calculation.	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102923	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No proof of delivery in file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102924	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $49.70 exceeds tolerance of $25.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	REVIEWER - CURED COMMENT (2024-12-23): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102926	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	REVIEWER - GENERAL COMMENT (2025-04-08): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXX Disaster Declaration Date: XX/XX/XXXX REVIEWER - WAIVED COMMENT (2025-04-08): PDI provided to verify no damage to the subject property.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated XX/XX/XXXX was not signed and borrower, so it is defaulting to 3 days after issue date.
Federal Compliance - TRID Loan Estimate Timing: Initial Loan application date is missing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX was not signed by borrower so defaulting to 3 days after issue date.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Loan application date is missing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

																									The representative FICO score is above 680.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102927	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $267,123.66 is over disclosed by $102.16 compared to the calculated Amount Financed of $267,021.50 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $180,096.29 is under disclosed by $102.17 compared to the calculated Finance Charge of $180,198.46 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $550.00 exceeds tolerance of $450.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Finance Charge disclosed is $180,096.29 Calculated finance charge is $180,198.46. Variance of -$102.17. Variance appears to be fee related.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $180,096.29 Calculated finance charge is $180,198.46.  Variance of -$102.17. Variance appears to be fee related.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $450.00 on the Loan Estimate but disclosed as $550.00 on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in fil	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102928	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,951.30 exceeds tolerance of $1,548.00. Insufficient or no cure was provided to the borrower. (7200)
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $1,548.00 on LE but disclosed as $1,951.30 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102929	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2664340)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2664339)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Appraisal Disclosure not provided within 3 days
State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770 disclosure is not provided to borrower within three (3) business days of receipt	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Act does not appear to provide for assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102930	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102931	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Appraisal Documentation - Missing Document: Appraisal not provided	Missing Appraisal 1073 report.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	D	D	D	D	D	A	B	B	B	A	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	2025-RP2-102932	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102933	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102934	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102935	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-4,514.10 exceeds tolerance of $-4,518.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $902.95 exceeds tolerance of $301.00 plus 10% or $331.10.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,514.10 exceeds tolerance of $-4,518.00.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $902.95 exceeds tolerance of $301.00 plus 10% or $331.10.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal was delivered to borrower not provided in file.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102936	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102937	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $627.00 exceeds tolerance of $188.00 plus 10% or $206.80. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% Fee Tolerance exceeded for Recording Fee. Fee amount of $627.00 exceeds tolerance of $188.00. Insufficient or no cure was provided to the borrower					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102938	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102939	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Exempt from ATR	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX020)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX020)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final CD outlines an Initial escrow payment that includes an Insurance portion paid by seller through closing.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102940	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX019)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $525.00 exceeds tolerance of $350.00. Sufficient or excess cure was provided to the borrower. (7561)		REVIEWER - CURED COMMENT (2025-01-17): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102942	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102943	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
													[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX, Borrower: XXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The loan is missing VVOE completed within 10 business days of the Note, for the current employment, required by the AUS approval.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102944	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102946	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXX Statement [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	VOE in file is post-closing. No evidence that VVOE was performed prior to note date.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102947	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102948	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $174,175.70 is over disclosed by $575.00 compared to the calculated Amount Financed of $173,600.70 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $118,815.50 is under disclosed by $575.00 compared to the calculated Finance Charge of $119,390.50 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $174,175.70 is over disclosed by $575.00 compared to the calculated Amount Financed of $173,600.70 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $118,815.50 is under disclosed by $575.00 compared to the calculated Finance Charge of $119,390.50 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102949	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-400.51 exceeds tolerance of $-887.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits was disclosed on initial Loan estimate as $-887 but disclosed but final Closing Disclosure $-400.51. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102950	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $167,969.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75237)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,120.84 exceeds tolerance of $4,101.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for County Deed Tax. Fee Amount of $1.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,120.84 exceeds tolerance of $4,101.00. Insufficient cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102951	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The loan file is missing the mortgage insurance certificate, required by the AUS approval.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2646479)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 1,106.88 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2646480)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102952	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102953	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date ofXX/XX/XXXX 12:00:00 AM.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Final Closing Disclosure Provided to All Parties Test: TILA-RESPA Integrated Disclosure:  Closing Disclosure was not provided to all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $425.00 exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Provided to All Parties Test: CD is not signed and dated.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is not evidence in the file that the borrower received a copy of the appraisal report at least three (3) business days prior to closing.	REVIEWER - CURED COMMENT (2024-12-23): Sufficient Cure Provided At Closing	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TRID Final Closing Disclosure Provided to All Parties Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102954	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Evidence of appraisal receipt not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102955	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,134.72 exceeds tolerance of $847.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102956	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (FinXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal provided was completed post close. Lender to provide initial appraisal, and any updated reports completed pre-close.		Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA SOL 1 year from consummation. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102957	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of the Initial CD three (3) business days prior to closing is not in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt three (3) business days prior to closing is not in file.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	2025-RP2-102958	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102959	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $85.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7708)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Home Inspection Fee added without a valid change of circumstance. Cure was not provided at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102960	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,230.41 exceeds tolerance of $-3,798.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender credits decreased without a valid change of circumstance. Cure was not provided at closing.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102961	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX020)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Final Loan estimate wasn't provided to the borrower 4 business days prior to the note date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102962	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102963	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102964	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $5,747.40 exceeds tolerance of $5,496.00. Insufficient or no cure was provided to the borrower. (7591)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX020)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Mortgage Insurance premium increased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Initial escrow payment outlines initial impounds paid by buyer and seller paid at closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102965	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102966	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,356.00 exceeds tolerance of $219.00 plus 10% or $240.90.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $429.00 exceeds tolerance of $404.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Pick Up Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75176)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Incorrect form used.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $21.90 due to addition of Endorsement, Courier, SubEscrow, and Wire fees.  No valid COC provided, cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was last disclosed as $404.00 on LE but disclosed as $429.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: $100 Tax Pick Up Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102968	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102969	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of appraisal is required to be delivered to borrower within 3 business days prior to closing.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102970	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $7,710.00 exceeds tolerance of $7,470.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $7,710.00 exceeds tolerance of $7,470.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102971	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Exempt from ATR	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: XX/XX/XXXX receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of XX/XX/XXXX application date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organization datedXX/XX/XXXX, not provided within 3 business days ofXX/XX/XXXX Application date.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102972	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX020)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	REVIEWER - CURED COMMENT (2025-01-16): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102973	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102974	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXX Insurance Verification	Coverage shortfall in the amount of $26,159.		1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $196.00 exceeds tolerance of $150.00 plus 10% or $165.00. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2024-12-15): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102975	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Exempt from ATR	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75208)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $175.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Verification Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $175.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102976	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $138,800.	REVIEWER - GENERAL COMMENT (2025-04-08): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXX Disaster Declaration Date: XX/XX/XXXX REVIEWER - GENERAL COMMENT (2025-04-08): Inspection date is prior to disaster declaration date. Exception remains.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,680.00 exceeds tolerance of $403.00 plus 10% or $443.30.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, cure not provided at closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102977	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102978	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2666321)
																					[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2666320)		REVIEWER - CURED COMMENT (2025-01-06): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-01-06): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102979	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX	Missing Mortgage Insurance Certificate.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 7,050.12 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2647214)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2647215)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Loan Estimate Seven Day Waiting Period: TILA-RESPA Integrated Disclosure: Loan Estimate was not delivered or placed in the mail to the borrower at least seven (7) business days prior to closing. (InitiXX/XX/XXXX024)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX024)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InitiXX/XX/XXXX024)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXX/14532575)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Loan Estimate Seven Day Waiting Period: Loan Estimate was not delivered or placed in the mail to the borrower at least seven (7) business days prior to closing.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing Mortgage Insurance Certificate, which is causing the loan to waterfall through QM testing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Seven Day Waiting Period: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102980	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																								The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102981	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
																					[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,845.00 exceeds tolerance of $45.00 plus 10% or $49.50. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, nor evidence of cure is provided in file.		Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102982	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application
																						Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.		Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102983	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-2,008.57 exceeds tolerance of $-2,090.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $19.00 exceeds tolerance of $15.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $60.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75117)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $2,295.51 exceeds tolerance of $2,262.00.  Insufficient or no cure was provided to the borrower. (7325)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX020)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2653780)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2653779)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,008.57 exceeds tolerance of $-2,090.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $19.00 exceeds tolerance of $15.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $60.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $2,295.51 exceeds tolerance of $2,262.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Evidence in file suggests that appraisal was delivered to borrower prior to the inspection being completed.	REVIEWER - CURED COMMENT (2024-12-18): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-12-18): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102984	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The loan file is missing the mortgage insurance certificate. Hazard Insurance Coverage Amount is insufficient.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2647745)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2647746)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine timing requirement due to missing Initial Loan Application	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102985	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102986	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $985.05 exceeds tolerance of $979.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,432.80 exceeds tolerance of $1,424.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax increased from $979..00 to $985.05. No Valid changed circumstances was provided. Insufficient cure was provided to the borrower for all closing costs above the legal limit.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased from $1,424.00 to $1,432.80. No Valid changed circumstances was provided. Insufficient cure was provided to the borrower for all closing costs above the legal limit.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102987	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7564)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2658971)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2658970)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX020)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Estimate does not reflect a Title - PA 900 EPL fee and the final Closing Disclosure reflects the fee as $100.00 payable to the Lender's affiliate. No valid Change of Circumstance was provided for the addition of the fee.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of appraisal being sent to borrower 3 business days prior to closing.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: The escrow payment on Closing disclosure and escrow payment on initial escrow account disclosure does not match.	REVIEWER - CURED COMMENT (2024-12-20): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024-12-20): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024-12-20): Sufficient Cure Provided At Closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102988	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102989	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102990	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.		1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $196.00 exceeds tolerance of $150.00 plus 10% or $165.00. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2024-12-14): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102991	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-350.88 exceeds tolerance of $-356.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-350.88 exceeds tolerance of $-356.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102992	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102993	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102994	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The mortgage insurance certificate required by AUS is missing. Using the coverage listed on the insurance binder, the coverage shortage is $64,750.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 13,542.00 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2664419)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2664420)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXX/14532605)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Mortgage insurance certificate is missing.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Mortgage insurance certificate is missing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The file is missing the mortgage insurance certificate required by the AUS approval, causing the loan to waterfall through the QM Testing.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102995	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102996	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-102997	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 4%.
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issued XX/XX/XXXX missing evidence of receipt.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-102998	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-102999	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $619.50 exceeds tolerance of $615.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax was last disclosed as $615.00 on LE but disclosed as $619.50on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103000	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103001	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $232,943.53 is over disclosed by $45.00 compared to the calculated Amount Financed of $232,898.53 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $54,113.47 is under disclosed by $45.00 compared to the calculated Finance Charge of $54,158.47 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $232,943.53 is over disclosed by $45.00 compared to the calculated Amount Financed of $232,898.53 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Waterfall due to the Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $54,113.47 is under disclosed by $45.00 compared to the calculated Finance Charge of $54,158.47 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103002	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the mortgage insurance payment for payment stream 2. (ProjSeq:2/2666136)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: MI fees not available in Final CD
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103003	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $228,631.37 is over disclosed by $40.00 compared to the calculated Amount Financed of $228,591.37 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $138,804.57 is under disclosed by $40.00 compared to the calculated Finance Charge of $138,844.57 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX020)	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $228,631.37 is over disclosed by $40.00 compared to the calculated Amount Financed of $228,591.37
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $138,804.57.  Calculated finance charge is $138,844.57.  Variance of $40.00.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103004	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103005	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. The file is missing the required PMI Certificate, per AUS. Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXX/14532632)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The file is missing a PMI Certificate, causing the loan to waterfall through the QM Testing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements for Homeownership Counseling List, due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103006	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	REVIEWER - GENERAL COMMENT (2025-04-08): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXX Disaster Declaration Date: XX/XX/XXXX REVIEWER - WAIVED COMMENT (2025-04-08): PDI provided to verify no damage to the subject property.	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX020)	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-8 Form must be used as lender is not the same as originating lender.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three business days prior to closing.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above 680.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103007	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $225.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate lock fee of $225.00 exceeds tolerance of $0.00. Sufficient cure or changed circumstance not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Not able to determine the Homeownership Counseling List was provided at the proper time due to missing Initial Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103008	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103009	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020) [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103010	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $898.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three business days of application.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $898.00 exceeds tolerance of $0.00. Sufficient cure is required.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The file is missing the initial 1003 application date source, unable to determine compliance timing requirement	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103011	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $198.75 exceeds tolerance of $174.00 plus 10% or $191.40. Insufficient or no cure was provided to the borrower. (0)
																					[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded without a valid change of circumstance. Cure not provided at closing.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103012	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Income Documentation - Income documentation requirements not met.
[3] General - Missing Document: Source of Funds/Deposit not provided
[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX
[3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXXXXXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Verification of Large Deposit from Sale of departure home was not provided. VOE within 10 days of the note was not provided for B1. The file is missing verification of the large deposit for the proceeds of the departure home.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,938.01 exceeds tolerance of $2,587.00 plus 10% or $2,845.70.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $2,938.01 exceeds tolerance of $2,587.00 plus 10% or $2,845.70.No cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements for Homeownership Counseling List due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103014	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Verified liquid assets in the amount of $5,110.81 are insufficient to meet cash to close of $5,264.06.		3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.			1	[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Monthly Escrow Payment. (FinXX/XX/XXXX020)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Monthly Escrow Payment.	REVIEWER - CURED COMMENT (2024-12-19): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	2025-RP2-103015	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXXXXXXXXXXXXXX // Account Type: Savings / Account Number: XXXX-X, Financial Institution: XXXXXXXXXXXXXXXXX // Account Type: Checking / Account Number: XXXX-X [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	The AUS approval required two months consecutive statements to verify assets and only one statement provided in the loan file. Provide recent 2 month Bank statement from XXXXXXXXXXXXXXXXX Account Number: XXXX.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-366.25 exceeds tolerance of $-733.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXXXXXXX/14532658)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-366.25 exceeds tolerance of $-733.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: The file is missing asset documents required by the AUS approval, causing the loan to waterfall through the QM Testing.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103016	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2666149)
																					[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2666148)		REVIEWER - CURED COMMENT (2025-01-17): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-01-17): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103017	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Tax Certificate not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103018	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date ofXX/XX/XXXX 12:00:00 AM.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103019	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan). Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103020	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date ofXX/XX/XXXX 12:00:00 AM.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-534.49 exceeds tolerance of $-2,663.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,665.40 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-534.49 exceeds tolerance of $-2,663.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,665.40 exceeds tolerance of $0.00.  Sufficient Lender Credit cure, was provided to the borrower, in the amount of $1665.40
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103021	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	REVIEWER - CURED COMMENT (2024-12-24): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103022	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103023	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX.XX%exceeds AUS combined loan to value percentage of 85.00000%. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	The CLTV exceeds guidelines due to 2nd lien balance of $XX,XXXconsidered by the AUS approval was verified as$XX,XXX, resulting in a CLTV ratio above the maximum allowed per the AUS approval. The CLTV exceeds guidelines due to 2nd lien balance of $XX,XXXconsidered by the AUS approval was verified as$XX,XXX, resulting in a CLTV ratio above the maximum allowed per the AUS approval.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Negative Amortization: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan contains Negative Amortization. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $259.50 exceeds tolerance of $233.00 plus 10% or $256.30.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:176XX/XX/XXXX020)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Negative Amortization: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX does not disclose whether the loan contains Negative Amortization.
Federal Compliance - TRID Final Closing Disclosure Partial Payments: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX does not disclose whether the loan allows for Partial Payments.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded for Recording Fees. Fee amount of $259.50 exceeds tolerance of $233.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Negative Amortization: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103024	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal delivery receipt is missing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103025	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103026	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is not evidence in the file that the borrower received a copy of the appraisal report at least three (3) business days prior to closing.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103027	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The loan file is missing asset documents to verify the fees paid outside of closing. Using the coverage listed on the insurance binder, the coverage shortage is $37,000.00.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,065.31 exceeds tolerance of $4,058.00. Insufficient or no cure was provided to the borrower. (7200)
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Unable to test due to missing tangible net benefit information.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Estimated disclosed Loan Discount Points of $4,058.00. The Closing Disclosure reflects Loan Discount Points of $4,063.31. A valid change of circumstance was not provided. No cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103028	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,077.09 exceeds tolerance of $1,553.00 plus 10% or $1,708.30.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $524.09 due to increase of recording fee. No valid Changed of Circumstance provided, nor evidence of cure in file.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of originator application date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103029	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-133.40 exceeds tolerance of $-192.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issued XX/XX/XXXX, closing date XX/XX/XXXX.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: The initial Loan Estimate disclosed a Lender Credit of $192.00. The Closing Disclosure reflects a Lender Credit of $133.40. A valid change of circumstance was not provided and no cure was provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103030	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103032	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least 3 business days prior to closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103033	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103034	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Closing disclosure reflects $2,072.42 due from borrower at closing, no assets provided in file. Closing disclosure reflects $2,072.42 due from borrower at closing, no assets provided in file.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103035	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The loan file is missing the mortgage insurance certificate, required by the AUS approval.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 4,436.28 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2646687)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2646688)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103036	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX020)	Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file is missing a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Seller paid Prepaids and Initial Escrow payment at closing.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103037	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXXX is less than AUS Available for Closing of $XXXX. [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Verified liquid assets in the amount of $15,413.89 are insufficient to meet cash to close of $17,575.53. Final 1008 reflects $17,575.53. verified, however, asset has stocks and only 70% of stocks are being calculated.
Verified liquid assets in the amount of $15,413.89 are insufficient to meet cash to close of $17,575.53.  Final 1008 reflects $17,575.53. verified, however, asset has stocks and only 70% of stocks are being calculated.
Verified liquid assets in the amount of $15,413.89 are insufficient to meet cash to close of $17,575.53. Final 1008 reflects $17,575.53. verified, however, asset has stocks and only 70% of stocks are being calculated.	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX020)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103038	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103039	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The lender name on appraisal is not matching with note. An Appraisal Transfer letter is not provided.		2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Required receipt of appraisal delivered to borrower prior to note date.					-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	2025-RP2-103040	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file showing borrower receive copy of appraisal.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103041	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXX4506-T XXXX, 4506-T XXXX [3] Income Documentation - Income documentation requirements not met.	The years requested data fields are blank on the 4506-T in the file and is not valid.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $311.40 exceeds tolerance of $263.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $4,519.94 exceeds tolerance of $4,519.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid Change Circumstance not provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid Change Circumstance not provided
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103042	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,236.40 exceeds tolerance of $60.00 plus 10% or $66.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,236.40 exceeds tolerance of $60.00 plus 10% or $66.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103044	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103045	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX021)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $10.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	REVIEWER - CURED COMMENT (2025-01-16): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103046	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $20,000.00.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-430.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Incomplete Closing Disclosure estimated to be provided on XX/XX/XXXX does not have issue date, product type and loan calculations. Interest Rate and Payment details are present.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Page 1 of Final Closing Disclosure reflects Total Tax, Insurance and assessments as $349. Escrowed Hazard Insurance and Taxes as per Page 2 is $206.92. Page 4 did not reflect any non-escrowed property costs.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits of $430.00 removed without any valid changed circumstances, no cure was provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Incomplete Closing Disclosure estimated to be provided on XX/XX/XXXX does not have issue date, product type and loan calculations. Interest Rate and Payment details are present.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial 1003 is missing, Unable to determine if Homeownership Counseling List was provided within 3 business days of application.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103047	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,614.00 exceeds tolerance of $4,139.00 plus 10% or $4,552.90.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $180.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $4,614.00 exceeds tolerance of $4,139.00 plus 10% or $4,552.90. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $180.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	2025-RP2-103048	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103049	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXX Insurance Verification, Tax Verification	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,562.30 exceeds tolerance of $523.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount Points increased without a valid change in circumstance. Cure was not provided at closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%.		TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103050	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date ofXX/XX/XXXX 12:00:00 AM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX021)
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,549.00 may be required.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial closing disclosure is missing.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: Loan estimate document is missing.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: Appraisal receipt was not provided to the borrower with in 3 business days to the note date.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103051	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX021)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Loan Estimate Timing: Initial Loan Application is missing.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Verification final appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial Loan Application is missing.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103052	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103053	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided	The file is missing the appraisal, required by the AUS approval.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $86.00 exceeds tolerance of $43.00 plus 10% or $47.30.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Abstract / Title Search.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7598)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rapid Value.  Fee Amount of $18.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7543)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $86.00 exceeds tolerance of $43.00 plus 10% or $47.30. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Abstract / Title Search. Fee Amount of $55.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Rapid Value. Fee Amount of $18.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.	Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	2025-RP2-103054	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	1				3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			1							-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	2025-RP2-103055	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103056	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX021)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103057	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103058	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $159,612.00.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103059	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Cannot locate a document indicating that the appraisal was sent to the borrower					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103060	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $77,120.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7552)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,441.45 exceeds tolerance of $599.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the mailbox rule is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Reinspection Fee was added on Closing Disclosure XX/XX/XXXX with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee increased on Loan Closing Disclosure XX/XX/XXXX with no valid change evident.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No Documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103061	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	The loan file is missing asset documents to verify the fees paid outside of closing.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103062	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [3] Loan File - Missing Document: Hazard Insurance Policy not provided	Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX021)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $231.00 exceeds tolerance of $175.00 plus 10% or $192.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	REVIEWER - CURED COMMENT (2024-12-20): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103063	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of $795.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73196)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for High Cost Mortgage Counseling Fee.  Fee Amount of $200.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7534)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $550.00 exceeds tolerance of $450.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $400.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7334)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Underwriting Fee was not disclosed on initial LE but disclosed as $795 on Final Closing Disclosure. File does not contain a valid COC for this fee, and no cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: High Cost Mortgage Counseling Fee was not disclosed on initial LE dated XX/XX/XXXX but disclosed as $200 on Final Closing Disclosure. File does not contain a valid COC for this fee, and no cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee $450 was disclosed on initial
LE dated XX/XX/XXXX but disclosed as $550 on Final Closing Disclosure. File does not contain a valid COC for this fee, and no cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Processing Fee was not last disclosed on initial
LE dated XX/XX/XXXX but disclosed as $400 on Final Closing Disclosure. File does not contain a valid COC for this fee, and no cure provided at closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103064	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103065	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX021)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $510.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Final Closing Disclosure did not indicate the reason there is no escrow account.	REVIEWER - CURED COMMENT (2024-12-20): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103066	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $575.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2025-01-16): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103067	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The loan file is missing the mortgage insurance certificate, required by the AUS approval.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 8,861.76 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2658848)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2658849)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $522.00 exceeds tolerance of $190.00 plus 10% or $209.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (43-Q) matches the Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: File is missing Mortgage Insurance Certificate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: File is missing Mortgage Insurance Certificate
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure provided on XX/XX/XXXX was not signed by borrower.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $522.00 exceeds tolerance of $190.00 plus 10% or $209.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM (43-Q).
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: File is missing Initial 1003 Application.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103068	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $20,000.00	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,671.00 exceeds tolerance of $2,013.00 plus 10% or $2,214.30. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $1,225.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7334)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,887.50 exceeds tolerance of $1,406.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Fee amount of $2,671.00 exceeds tolerance of $2,013.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $1,225.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,887.50 exceeds tolerance of $1,406.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103069	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXX [3] Income Documentation - Income documentation requirements not met.	The file is missing the XXXX W-2, required by the AUS approval.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (43-Q) matches the Due Diligence Loan Designation of Safe Harbor QM (43-Q).	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM (43-Q).	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103070	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date ofXX/XX/XXXX 12:00:00 AM.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The Borrower was not provided a copy of the Appraisal three business days prior to closing.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103072	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Loan File - Missing Document: Hazard Insurance Policy not provided	Omitted debt on the AUS was paid at closing and the loan casefile was not resubmitted to DU.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-475.00 exceeds tolerance of $-478.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (43-Q) matches the Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the initial Closing Disclosure issuedXX/XX/XXXX at least three (3) business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: The Loan Estimate disclosed a Lender Credit of $478.00. The final Closing Disclosure reflects a Lender Credit of $475.00. A valid change of circumstance was not provided and no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM (43-Q).	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103073	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Using the coverage listed on the insurance binder, the coverage shortage is $552.80.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	2025-RP2-103074	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $7.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7579)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $450.00 on LE but disclosed as $525.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Flood Certification Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103075	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $250.00 exceeds tolerance of $195.00. Sufficient or excess cure was provided to the borrower at Closing. (7535)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $595.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2024-12-05): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-12-05): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103076	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,262.50 exceeds tolerance of $1,250.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt o Initial CD, three (3) business days prior to closing is not in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased without a valid change in circumstance. Cure was not provided at closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103077	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file is missing a copy of each valuation to applicant three (3) business days prior to consummation.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103078	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXXX is less than AUS Available for Closing of  $XXXX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXX is less than Cash From Borrower $XXXX.
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	AUS Assets guideline requirements not met, due to $XXXX is less than AUS Available for Closing of $XXXX. Waterfall issue due to Documented qualifying Assets of $XXXX is less than AUS Available for Closing of $XXXX. AUS Assets guideline requirements not met, due to $XXXX is less than AUS Available for Closing of $XXXX. The loan file is missing the mortgage insurance certificate, required by the AUS approval. AUS Asset guideline requirement not met, due to available for closing of $XXXX is less than Cash From Borrower $XXXX.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2664315)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2664316)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX021)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (43-Q) matches the Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXX/14532816)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The loan file is missing Mortgage Insurance Certificate, causing the mortgage insurance payment discrepancy.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not provided within three (3) business days of application date.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM (43-Q).
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The loan file is missing the mortgage insurance certificate and asset documents required by the AUS approval, causing the loan to waterfall through QM testing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103079	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103080	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Closing / Title - Loan is not using the new FNMA Legal Documents.	Incorrect Note version was provided.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $178,195.29 is over disclosed by $255.00 compared to the calculated Amount Financed of $177,940.29 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $123,360.21 is under disclosed by $255.00 compared to the calculated Finance Charge of $123,615.21 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Disclosed Amount Financed $178,195.29. Due Diligence Finance Charges are $177,940.29. There is a variance of $255.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $123,360.21. Due Diligence Finance Charges are $123,615.21. There is a variance of $255.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103081	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103082	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.	The loan file is missing asset documents to verify the fees paid outside of closing. The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $236.04 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7335)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $236.04 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103083	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $678.40 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $678.40 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103084	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee.  Fee Amount of $40.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77159)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $40.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103085	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $984.50 exceeds tolerance of $979.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $223.75 exceeds tolerance of $223.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $984.50 exceeds tolerance of $979.00. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $223.75 exceeds tolerance of $223.00. No cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103086	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Closing / Title - Loan is not using the new FNMA Legal Documents.	Loan is not using Version 07/2021 or later FNMA Legal Documents.		1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103087	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	3	3	[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXXXXXXXXXX Bank // Account Type: Checking / Account Number: XXXX
[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXXXXXXXXX Bank // Account Type: Savings / Account Number: XXXX
[3] Closing / Title - Loan is not using the new FNMA Legal Documents.
[3] Application / Processing - Missing Document: AUS not provided	Loan closed during the COVID-19 affected timeframe and asset account is greater than 90 days from the Note date and the DU approval is missing from the file to determine asset requirements.
The AUS requires all COVID requirements to be met.  The Bank Statements for Asset verification in file are more than 60 days prior to the Note, which does not meet the COVID guideline requirements.
The Loan Transmittal Summary indicates the loan was approved by DU; however, the DU approval is missing to verify the terms of the approval.
The file contains only one month bank statement for account #XXXX  and the DU approval is missing from the file to determine asset requirements.
The Note executed at closing is pre-7/2021 format.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (43-Q) matches the Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $586.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM (43-Q).	REVIEWER - CURED COMMENT (2024-12-09): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103088	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103089	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103090	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX Insurance Verification, Tax Verification	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $450.00 exceeds tolerance of $438.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points. Fee Amount of $450.00 exceeds tolerance of $438.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The file is missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103091	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 1,114.19 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: Escrowed Property Costs over Year 1 of 1,114.19 on Final Closing Disclosure
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification final appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103092	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Valuation report date is XX/XX/XXXX with an Effective date ofXX/XX/XXXX. The Note date is XX/XX/XXXX. The appraisal does indicate there were updates made to previously dated appraisals, but the earlier dated appraisals are missing from the file.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103093	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103094	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX Property Type: PUD [3] Closing / Title - Loan is not using the new FNMA Legal Documents.	Version 07/2021 is not used.		1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103095	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Closing / Title - Loan is not using the new FNMA Legal Documents.	Most recent version of the Note was not used.		1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX021)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Closing Disclosure was issued XX/XX/XXXX. The loan disbursed XX/XX/XXXX.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103096	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $575.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2024-12-23): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103097	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $100,045.86 is over disclosed by $175.00 compared to the calculated Amount Financed of $99,870.86 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $23,580.86 is under disclosed by $175.00 compared to the calculated Finance Charge of $23,755.86 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: The H-9 form was used, the H-8 form should have been used.
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: The disclosed Amount Financed in the amount of $100,045.86 is over disclosed by $175.00 compared to the calculated Amount Financed of $99,870.86 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $23,580.86. Calculated finance charge is $23,755.86. Variance of $35.00. Based on review of Lender's compliance report, $35.00 fee was not included in finance charge calculation.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103098	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $905.00 exceeds tolerance of $161.00 plus 10% or $177.10. Insufficient or no cure was provided to the borrower. (0)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title- Recording Service fee was added on XX/XX/XXXX CD with no valid change evident.					TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103099	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXXXXXXXXXXXXX// Account Type: Savings / Account Number: XXXX Note Date: XX/XX/XXXX;  Notary Date: XX/XX/XXXX
[3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The AUS requires all COVID requirements to be met. The Bank Statements for Asset verification in file are more than 60 days prior to the Note, which does not meet the COVID guideline requirements.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Security Interest: Unable to determine if the Closing Disclosure provided on (2021-11-12) disclosed a security interest address that was materially different than the collateral address. (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $671.00 exceeds tolerance of $660.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Final Closing Disclosure Security Interest: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $671.00 exceeds tolerance of $660.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan Designation restated to SHQM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days.	Federal Compliance - TRID Final Closing Disclosure Security Interest: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103100	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $14,530.		1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $866.00 exceeds tolerance of $571.00 plus 10% or $628.10. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $628.10 due to increase of recording fee. No valid COC provided, no evidence of cure in file.					TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103101	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103102	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103103	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103104	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	The loan file is missing asset documents to verify the fees paid outside of closing.		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $362.00 exceeds tolerance of $360.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)		REVIEWER - CURED COMMENT (2024-12-06): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103105	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Homeownership Counseling List Timing not within 3 days of application date. Missing Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103106	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Closing / Title - Loan is not using the new FNMA Legal Documents.	Loan is not using Version 07/2021 or later FNMA Legal Documents.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2648656)
																					[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2648655)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - CURED COMMENT (2024-12-11): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-12-11): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103107	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (APOR)	3	3	[3] Closing / Title - Loan is not using the new FNMA Legal Documents.	Note is on a pre 7/2021 FNMA form.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103108	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-231.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,380.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-231.00. Sufficient cure or changed circumstance is not provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The Loan Estimate was provided on or after the Closing Disclosure was provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The Loan Estimate was provided on or after the Closing Disclosure was provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The Loan Estimate was provided on or after the Closing Disclosure was provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The Loan Estimate was provided on or after the Closing Disclosure was provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The Loan Estimate was provided on or after the Closing Disclosure was provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The Loan Estimate was provided on or after the Closing Disclosure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,380.00 exceeds tolerance of $0.00. Insufficient. Sufficient cure or changed circumstance is not provided.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103109	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-474.03 exceeds tolerance of $-1,023.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $225.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75104)
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credit decreased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Review Fee was added without a valid change of circumstance. Cure was not provided at closing.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103110	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXX 4506-C XXXX, 4506-C XXXX, 4506-C XXXX, 4506-C XXXX [3] Application / Processing - Missing Document: AUS not provided	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $657.00 exceeds tolerance of $124.00 plus 10% or $136.40.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $175.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75126)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD is missing
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan extension Fee was last disclosed as $0.00 on LE but disclosed as $175.00 on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	2025-RP2-103111	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Initial Valuation proved on time. Updated valuation sent on closing date.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103112	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Closing / Title - Loan is not using the new FNMA Legal Documents.	Debts paid prior to closing were omitted on the AUS. Most recent version of the Note was not used.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure was issuedXX/XX/XXXX. Loan disbursedXX/XX/XXXX.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the borrower received a copy of the appraisal at least three days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103113	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $2,252.00 exceeds tolerance of $2,249.00. Insufficient or no cure was provided to the borrower. (7567)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Lender's Title Insurance was last disclosed as $2,249.00 on Loan Estimate but disclosed as $2,252.00 on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103114	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2646492)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2646491)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103115	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	2025-RP2-103117	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103118	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103119	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103120	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $625.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three business days of application.	REVIEWER - CURED COMMENT (2024-12-20): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	2025-RP2-103122	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXThird Party Verification [3] Income Documentation - Income documentation requirements not met. [3] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing verification of self-employment.		1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The Right to Receive a Copy of the appraisal disclosure was not provided to the borrower within 3 days of application.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	2025-RP2-103123	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: AUS not provided [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Missing AUS and appraisal.	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The Right to Receive a Copy of the appraisal disclosure was not provided to the borrower within 3 days of application.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	2025-RP2-103124	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [3] Application / Processing - Missing Document: AUS not provided [3] General - Missing Document: Verification of Non-US Citizen Status not provided	AUS is missing. Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX013)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence in file of when the borrower received a copy of the appraisal.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The Right to Receive a Copy of the appraisal disclosure was not provided to the borrower within 3 days of application.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C